UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.18

SEMI-ANNUAL REPORT

AB HIGH INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB High Income Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

June 13, 2018

This report provides management’s discussion of fund performance for AB High Income Fund for the semi-annual reporting period ended April 30, 2018.

The Fund’s investment objective is to seek to maximize total returns from price appreciation and income.

NAV RETURNS AS OF APRIL 30, 2018 (unaudited)

	6 Months	12 Months
AB HIGH INCOME FUND
Class A Shares	-0.78%	1.90%
Class B Shares[1]	-1.15%	1.09%
Class C Shares	-1.14%	1.00%
Advisor Class Shares[2]	-0.65%	2.15%
Class R Shares[2]	-0.98%	1.49%
Class K Shares[2]	-0.83%	1.81%
Class I Shares[2]	-0.53%	2.31%
Class Z Shares[2]	-0.50%	2.34%
Primary benchmark: Bloomberg Barclays Global High Yield Index (USD hedged)	-0.53%	3.20%
Blended benchmark: 33% JPM EMBI Global / 33% JPM GBI-EM / 33% Bloomberg Barclays US Corporate HY 2% Issuer Capped Index	0.42%	3.73%

1	Effective January 31, 2009, Class B shares are no longer available for sale to new investors. Please see Note A for additional information.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global High Yield Index (USD hedged), and its blended benchmark, which is composed of equal weightings of the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated) and the Bloomberg Barclays US Corporate High Yield (“HY”) 2% Issuer Capped Index, for the six- and 12-month periods ended April 30, 2018.

During the six-month period, all share classes underperformed the primary benchmark, except Class I shares, which performed in line, and Class Z

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shares, which outperformed, before sales charges. All share classes underperformed the blended benchmark. Versus the primary benchmark, currency selection detracted from performance, as negative returns from a long position in the Argentine peso more than offset gains from a long in the Polish zloty. Yield-curve positioning was similarly negative, particularly along the US and UK yield curves. Country allocation contributed to returns, the result of the Fund’s beneficial out-of-benchmark exposures to Brazil and Turkey. Security selection was positive within the energy, other finance and technology sectors. Industry allocation contributed as well. Positive returns from the Fund’s exposures to non-agency mortgages and commercial mortgage-backed securities (“CMBS”) outweighed losses from an allocation to treasuries.

During the 12-month period, all share classes of the Fund underperformed the primary and blended benchmarks, before sales charges. Currency investments detracted, primarily because of a long position in the Argentine peso. Yield-curve positioning was also negative due to positioning along the US and UK yield curves. Security selection contributed, mainly because of selections within the banking, basic industries and automotive sectors. Country allocation added to performance, as gains from an out-of-benchmark exposure to Brazil more than offset losses from an underweight position in the eurozone. Industry positioning did not have a meaningful impact on overall returns in the period, as beneficial allocations to non-agency mortgages and CMBS (and several other modest contributors across a range of industry positions) counterbalanced negative returns from a position in treasuries.

During both periods, the Fund utilized derivatives in the form of futures, interest rate swaps and interest rate swaptions to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards and currency options, both written and purchased, were used to hedge foreign currency exposure and to take active currency risk. Purchased and written exchange-traded fund options and index options were used in an effort to add alpha (a measure of how the Fund is performing on a risk-adjusted basis versus its benchmark) through different strategies, including but not limited to relative value, put spreads and call spreads. Credit default swaps, both single name and index, were used to take active exposures as well as to hedge investment-grade and high-yield credit risk taken through cash bonds. Total return swaps were used to create synthetic high-yield exposure in the Fund. Variance swaps were used to add alpha by capturing risk premiums that are similar to high-yield exposure elsewhere in the Fund. Written swaptions were used as hedging tools against other active equity-like risks in the Fund, as well as to take active risk through high-yield exposure.

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MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income markets were volatile during the six-month period. Emerging-market debt had mixed returns, with some segments of the market helped by increasing oil prices and an improving global growth story, while the rise in global rates weighed on others. Investment-grade credit and high-yield markets fell in the period, trailing the positive returns of emerging-market local-currency government bonds and developed-market treasuries. US, Canadian, Australian and German treasury yields rose, while the UK and Japanese curves flattened and treasury yields in other developed markets moved in different directions. The passage of US tax reform buoyed market sentiment, while in Europe, despite some formal progress on Brexit, investor anxiety increased around a bifurcated outlook for the negotiation process. The US Federal Reserve (the “Fed”) raised interest rates twice in the period, and began to formally reduce its balance sheet, as universally anticipated by markets. The European Central Bank confirmed that its newly reduced pace of asset purchases would continue through September 2018, and further if necessary. At the end of the period, a severe spike in volatility shook a broad swath of capital markets. US Treasury yields rose dramatically, driven by higher inflation forecasts and expectations for continued rate increases from the Fed. Additionally, President Trump’s announcement of tariffs on Chinese imports weighed on capital markets worldwide, as investors feared the possible onset of a global trade war.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to maximize total return, utilizing a high-income strategy with a global, multi-sector approach. The Team pursues an attractive risk/return profile by managing currency exposure, and invests in treasury inflation-protected securities and also seeks to enhance returns with other selective investments in global fixed income and high yield.

INVESTMENT POLICIES

The Fund pursues income opportunities from government, corporate, emerging-market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed- and emerging-market countries. The Fund’s investments may include US and non-US corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either US dollar-denominated or non-US dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.

(continued on next page)

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The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund’s assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments—i.e., rated C by Moody’s Investors Service or CCC+ or lower by S&P Global Ratings and Fitch Ratings—and unrated securities of equivalent investment quality. The Fund also may invest in investment-grade securities and unrated securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swap agreements.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets. The JPM® EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The Bloomberg Barclays US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate HY Index. The Bloomberg Barclays US Corporate HY Index represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment

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DISCLOSURES AND RISKS (continued)

obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

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DISCLOSURES AND RISKS (continued)

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

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DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			6.42%
1 Year	1.90%	-2.47%
5 Years	4.30%	3.41%
10 Years	8.09%	7.62%
CLASS B SHARES			5.85%
1 Year	1.09%	-1.79%
5 Years	3.46%	3.46%
10 Years[2]	7.60%	7.60%
CLASS C SHARES			5.87%
1 Year	1.00%	0.04%
5 Years	3.48%	3.48%
10 Years	7.23%	7.23%
ADVISOR CLASS SHARES[3]			6.94%
1 Year	2.15%	2.15%
5 Years	4.58%	4.58%
10 Years	8.40%	8.40%
CLASS R SHARES[3]			6.29%
1 Year	1.49%	1.49%
5 Years	3.92%	3.92%
10 Years	7.77%	7.77%
CLASS K SHARES[3]			6.60%
1 Year	1.81%	1.81%
5 Years	4.27%	4.27%
10 Years	8.10%	8.10%
CLASS I SHARES[3]			6.97%
1 Year	2.31%	2.31%
5 Years	4.63%	4.63%
10 Years	8.44%	8.44%
CLASS Z SHARES[3]			7.02%
1 Year	2.34%	2.34%
Since Inception[4]	5.35%	5.35%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.83%, 1.61%, 1.56%, 0.58%, 1.22%, 0.89%, 0.54% and 0.50% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2018.

2	Assumes conversion of Class B shares into Class A shares after six years.

3	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-0.98%
5 Years	3.85%
10 Years	7.93%
CLASS B SHARES
1 Year	-0.49%
5 Years	3.92%
10 Years[1]	7.90%
CLASS C SHARES
1 Year	1.48%
5 Years	3.93%
10 Years	7.54%
ADVISOR CLASS SHARES[2]
1 Year	3.64%
5 Years	5.05%
10 Years	8.72%
CLASS R SHARES[2]
1 Year	2.85%
5 Years	4.36%
10 Years	8.06%
CLASS K SHARES[2]
1 Year	3.29%
5 Years	4.74%
10 Years	8.41%
CLASS I SHARES[2]
1 Year	3.67%
5 Years	5.10%
10 Years	8.75%
CLASS Z SHARES[2]
1 Year	3.70%
Since Inception[3]	5.46%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$992.20	$4.10	0.83%	$4.15	0.84%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%	$4.21	0.84%
Class B
Actual	$1,000	$988.50	$7.89	1.60%	$7.89	1.60%
Hypothetical**	$1,000	$1,016.86	$8.00	1.60%	$8.00	1.60%
Class C
Actual	$1,000	$988.60	$7.79	1.58%	$7.79	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%	$7.90	1.58%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$993.50	$2.87	0.58%	$2.87	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%	$2.91	0.58%
Class R
Actual	$1,000	$990.20	$6.17	1.25%	$6.17	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%	$6.26	1.25%
Class K
Actual	$1,000	$991.70	$4.64	0.94%	$4.64	0.94%
Hypothetical**	$1,000	$1,020.13	$4.71	0.94%	$4.71	0.94%
Class I
Actual	$1,000	$994.70	$2.77	0.56%	$2.77	0.56%
Hypothetical**	$1,000	$1,022.02	$2.81	0.56%	$2.81	0.56%
Class Z
Actual	$1,000	$995.00	$2.52	0.51%	$2.57	0.52%
Hypothetical**	$1,000	$1,022.27	$2.56	0.51%	$2.61	0.52%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

April 30, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $7,378.2

1	All data are as of April 30, 2018. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represents 0.7% or less in the following security types: Collateralized Loan Obligations, Governments–Sovereign Bonds, Local Governments–US Municipal Bonds, Local Governments–Regional Bonds, Options Purchased–Calls, Options Purchased–Puts, Quasi-Sovereigns, Rights, Warrants and Whole Loan Trusts.

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PORTFOLIO SUMMARY (continued)

April 30, 2018 (unaudited)

1	All data are as of April 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahrain, Belarus, Bermuda, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, Egypt, El Salvador, Gabon, Germany, Guatemala, Honduras, Hong Kong, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Nigeria, Norway, Pakistan, Peru, Russia, Senegal, Serbia, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, Uruguay, Venezuela and Zambia.

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PORTFOLIO OF INVESTMENTS

April 30, 2018 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 43.5%
Industrial – 34.1%
Basic – 4.2%
AK Steel Corp. 7.00%, 3/15/27(a)	U.S.$	5,786	$5,613,606
7.625%, 10/01/21		3,745	3,822,492
Aleris International, Inc. 7.875%, 11/01/20		3,641	3,601,979
ArcelorMittal 7.00%, 3/01/41		8,119	9,330,980
7.25%, 10/15/39		13,307	15,735,142
Axalta Coating Systems LLC 4.875%, 8/15/24(b)		2,893	2,915,921
CF Industries, Inc. 4.95%, 6/01/43		3,911	3,274,833
5.375%, 3/15/44		3,218	2,821,761
Cleveland-Cliffs, Inc. 5.75%, 3/01/25(b)		12,109	11,684,337
Commercial Metals Co. 4.875%, 5/15/23		3,249	3,202,582
Constellium NV 5.75%, 5/15/24(b)		9,890	9,744,518
5.875%, 2/15/26(b)		8,782	8,686,259
6.625%, 3/01/25(b)		2,000	2,033,694
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26(b)		5,991	5,781,776
ERP Iron Ore, LLC 9.039%, 12/31/19(c)(d)(e)(f)(g)		1,900	1,899,638
Freeport-McMoRan, Inc. 5.40%, 11/14/34		3,333	3,075,379
5.45%, 3/15/43		25,655	23,246,688
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(b)		8,179	8,630,096
INEOS Finance PLC 4.00%, 5/01/23(b)	EUR	5,160	6,357,965
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(b)	U.S.$	26,277	29,102,986
Lecta SA 6.50%, 8/01/23(b)	EUR	1,106	1,366,935
Lundin Mining Corp. 7.875%, 11/01/22(b)	U.S.$	4,001	4,205,895
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18(d)(h)(i)(j)		16,121	161

abfunds.com	AB HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Momentive Performance Materials, Inc. 3.88%, 10/24/21	U.S.$	22,931	$24,225,180
8.875%, 10/15/20(d)(f)(h)(k)		22,931	– 0	–
Multi-Color Corp. 4.875%, 11/01/25(b)		7,291	6,819,148
NOVA Chemicals Corp. 5.00%, 5/01/25(b)		2,349	2,261,897
5.25%, 8/01/23(b)		1,537	1,541,636
Novelis Corp. 5.875%, 9/30/26(b)		3,210	3,189,167
6.25%, 8/15/24(b)		1,134	1,156,513
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.75%, 4/30/26(b)		3,412	3,397,485
OCI NV 5.00%, 4/15/23(b)	EUR	1,083	1,333,402
6.625%, 4/15/23(b)	U.S.$	5,880	5,992,126
Pactiv LLC 7.95%, 12/15/25		6,261	6,955,113
Peabody Energy Corp. 6.00%, 11/15/18(d)(e)(f)(h)		28,941	– 0	–
6.00%, 3/31/22(b)		1,509	1,549,954
6.375%, 3/31/25(b)		1,500	1,563,944
Plastipak Holdings, Inc. 6.25%, 10/15/25(b)		9,068	8,814,332
PQ Corp. 5.75%, 12/15/25(b)		2,062	2,044,145
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(b)		2,052	2,061,868
Sealed Air Corp. 6.875%, 7/15/33(b)		14,904	16,617,379
SIG Combibloc Holdings SCA 7.75%, 2/15/23(b)	EUR	3,835	4,818,119
Smurfit Kappa Acquisitions ULC 4.875%, 9/15/18(b)	U.S.$	4,234	4,232,213
Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25		1,073	1,290,780
SPCM SA 4.875%, 9/15/25(b)		8,220	7,953,401
Steel Dynamics, Inc. 5.125%, 10/01/21		1,007	1,025,679
Teck Resources Ltd. 5.20%, 3/01/42		7,300	6,859,022
5.40%, 2/01/43		7,166	6,882,864
6.00%, 8/15/40		3,430	3,536,358

18 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.125%, 10/01/35	U.S.$	5,000	$5,341,000
6.25%, 7/15/41		323	342,855
United States Steel Corp. 6.25%, 3/15/26(a)		2,052	2,035,783
6.875%, 8/15/25		5,974	6,090,631
Valvoline, Inc. 5.50%, 7/15/24		1,738	1,781,923

			307,849,540

Capital Goods – 1.7%
ARD Finance SA 6.625%, 9/15/23(g)	EUR	10,431	13,242,259
7.125% (7.125% Cash or 7.875% PIK), 9/15/23(g)	U.S.$	530	542,971
ARD Securities Finance SARL 8.75%, 1/31/23(b)(g)		1,340	1,402,453
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.75%, 5/15/24(b)	EUR	9,883	13,014,456
B456 Systems, Inc. 3.75%, 4/15/16(d)(e)(h)(l)(m)	U.S.$	3,985	308,838
BBA US Holdings, Inc. 5.375%, 5/01/26(b)		2,810	2,821,940
Bombardier, Inc. 5.75%, 3/15/22(b)		830	833,198
6.00%, 10/15/22(b)		1,147	1,144,996
6.125%, 1/15/23(b)		3,906	3,932,010
7.50%, 3/15/25(b)		4,978	5,187,937
8.75%, 12/01/21(b)		5,365	5,958,584
BWAY Holding Co. 5.50%, 4/15/24(b)		7,810	7,859,141
Clean Harbors, Inc. 5.125%, 6/01/21		3,417	3,443,461
5.25%, 8/01/20		634	636,549
Cleaver-Brooks, Inc. 7.875%, 3/01/23(b)		3,655	3,795,878
Energizer Holdings, Inc. 5.50%, 6/15/25(b)		5,479	5,435,387
EnPro Industries, Inc. 5.875%, 9/15/22		5,800	5,983,355
Exide Technologies 7.25%, 4/30/25(d)(g)(j)(m)		1,873	1,732,397
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(b)		2,552	2,584,053
GFL Environmental, Inc. 5.625%, 5/01/22(b)		3,015	3,017,478
9.875%, 2/01/21(b)		6,191	6,515,377

abfunds.com	AB HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jeld-Wen, Inc. 4.625%, 12/15/25(b)	U.S.$	1,036	$996,298
4.875%, 12/15/27(b)		1,483	1,405,494
KLX, Inc. 5.875%, 12/01/22(b)		5,387	5,619,094
Liberty Tire Recycling LLC 9.50%, 1/15/23(d)(f)(j)		841	840,962
Textron Financial Corp. 3.574% (LIBOR 3 Month + 1.74%), 2/15/42(b)(c)		125	115,294
TransDigm, Inc. 6.375%, 6/15/26		8,396	8,450,137
6.50%, 7/15/24		11,416	11,621,968
Waste Pro USA, Inc. 5.50%, 2/15/26(b)		5,480	5,424,274

			123,866,239

Communications - Media – 4.1%
Altice Financing SA 6.625%, 2/15/23(b)		14,220	14,210,217
7.50%, 5/15/26(b)		15,110	14,847,675
Altice Finco SA/France 8.125%, 1/15/24(b)		2,000	2,055,108
Altice France SA 5.625%, 5/15/24(b)	EUR	1,981	2,470,824
Altice France SA/France 5.375%, 5/15/22(b)		622	769,181
6.00%, 5/15/22(b)	U.S.$	3,101	3,069,360
6.25%, 5/15/24(b)		1,140	1,086,249
7.375%, 5/01/26(b)		19,546	18,977,407
Altice Luxembourg SA 7.25%, 5/15/22(a)(b)	EUR	6,390	7,656,599
7.75%, 5/15/22(a)(b)	U.S.$	8,220	7,862,562
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 5/01/27(b)		3,140	2,941,379
5.375%, 5/01/25(b)		732	720,889
5.75%, 1/15/24		500	505,273
5.75%, 2/15/26(b)		1,500	1,487,125
5.875%, 5/01/27(b)		2,868	2,816,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/01/28(b)		8,247	8,359,934
7.75%, 7/15/25(b)		5,014	5,281,271
Clear Channel Worldwide Holdings, Inc. Series A 6.50%, 11/15/22		2,230	2,278,750

20 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series B 6.50%, 11/15/22	U.S.$	7,410	$7,576,258
CSC Holdings LLC 5.375%, 2/01/28(b)		9,482	8,874,327
5.50%, 4/15/27(b)		2,000	1,920,596
6.625%, 10/15/25(b)		1,356	1,394,985
10.125%, 1/15/23(b)		4,193	4,648,989
DISH DBS Corp. 5.00%, 3/15/23		670	581,110
5.875%, 11/15/24(a)		8,723	7,435,093
6.75%, 6/01/21		2,620	2,609,617
7.75%, 7/01/26		12,523	11,410,983
Gray Television, Inc. 5.125%, 10/15/24(b)		7,217	6,881,662
iHeartCommunications, Inc. 6.875%, 6/15/18(e)(h)(i)		10,579	2,414,308
9.00%, 12/15/19(h)(i)		8,736	6,988,914
10.625%, 3/15/23(h)(i)		1,507	1,197,214
11.25%, 3/01/21(b)(h)(i)		2,444	1,951,001
Liberty Interactive LLC 3.75%, 2/15/30(m)		2,228	1,481,951
McClatchy Co. (The) 9.00%, 12/15/22(a)		5,524	5,784,457
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875%, 5/15/24(b)		7,189	6,782,987
Meredith Corp. 6.875%, 2/01/26(b)		11,396	11,536,535
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/01/18(b)		1,806	1,806,473
Netflix, Inc. 4.375%, 11/15/26(a)		10,284	9,627,613
4.875%, 4/15/28(b)		9,063	8,540,663
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(b)		7,526	6,980,305
6.875%, 2/15/23(b)		3,250	3,147,982
Sirius XM Radio, Inc. 5.00%, 8/01/27(b)		2,000	1,910,102
TEGNA, Inc. 5.50%, 9/15/24(b)		719	736,013
6.375%, 10/15/23		3,966	4,099,809
Townsquare Media, Inc. 6.50%, 4/01/23(b)		7,547	7,055,690

abfunds.com	AB HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(b)	U.S.$	9,363	$8,737,282
UPC Holding BV 5.50%, 1/15/28(b)		8,302	7,732,225
UPCB Finance IV Ltd. 5.375%, 1/15/25(b)		5,668	5,541,490
Urban One, Inc. 7.375%, 4/15/22(b)		7,700	7,584,500
9.25%, 2/15/20(a)(b)		7,817	7,428,683
Virgin Media Finance PLC 4.875%, 2/15/22		8,905	8,715,332
5.25%, 2/15/22		941	892,116
5.75%, 1/15/25(b)		2,690	2,570,190
Virgin Media Receivables Financing Notes I DAC 5.50%, 9/15/24(b)	GBP	445	607,095
Virgin Media Secured Finance PLC 5.50%, 1/15/25(b)		2,070	2,919,075
Ziggo Bond Co. BV 7.125%, 5/15/24(b)	EUR	1,158	1,510,315
Ziggo Bond Finance BV 5.875%, 1/15/25(b)	U.S.$	7,678	7,286,775
6.00%, 1/15/27(b)		690	643,181
Ziggo Secured Finance BV 5.50%, 1/15/27(b)		11,050	10,416,139

			305,356,713

Communications - Telecommunications – 2.2%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(b)	GBP	6,207	8,979,793
C&W Senior Financing DAC 6.875%, 9/15/27(b)	U.S.$	7,099	7,023,204
Clear Channel Communications, Inc. 12.00%, 8/01/21(d)(e)(f)(h)		2,737	4,927
Embarq Corp. 7.995%, 6/01/36		8,103	7,715,028
Frontier Communications Corp. 6.875%, 1/15/25		2,244	1,373,312
7.125%, 1/15/23		4,344	3,105,343
7.625%, 4/15/24		4,034	2,651,722
7.875%, 1/15/27		4,058	2,272,667
8.75%, 4/15/22		5,502	4,591,881
11.00%, 9/15/25		232	178,102
Hughes Satellite Systems Corp. 7.625%, 6/15/21		4,508	4,835,993

22 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intelsat Jackson Holdings SA 5.50%, 8/01/23	U.S.$	9,915	$8,340,082
7.25%, 10/15/20		3,184	3,107,571
7.50%, 4/01/21		4,755	4,522,471
8.00%, 2/15/24(b)		1,212	1,278,588
9.50%, 9/30/22(b)		2,861	3,279,659
9.75%, 7/15/25(b)		9,337	9,163,416
Iridium Communications, Inc. 10.25%, 4/15/23(b)		3,344	3,486,454
Level 3 Financing, Inc. 5.25%, 3/15/26		5,619	5,422,487
5.375%, 8/15/22-1/15/24		5,601	5,557,392
6.125%, 1/15/21		2,690	2,724,922
Level 3 Parent LLC 5.75%, 12/01/22		1,140	1,140,571
Qwest Corp. 6.75%, 12/01/21		1,000	1,076,443
Sable International Finance Ltd. 6.875%, 8/01/22(b)		2,219	2,321,988
Sprint Capital Corp. 6.875%, 11/15/28		8,886	9,059,544
8.75%, 3/15/32		3,809	4,374,218
T-Mobile USA, Inc. 6.00%, 3/01/23		3,547	3,683,616
Telecom Italia Capital SA 7.20%, 7/18/36		7,680	8,820,019
7.721%, 6/04/38		5,160	6,230,390
Telecom Italia SpA/Milano 5.303%, 5/30/24(b)		5,639	5,734,705
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/23(b)		7,539	7,367,827
Wind Tre SpA 5.00%, 1/20/26(b)		12,942	10,841,462
Windstream Services LLC/Windstream Finance Corp. 6.375%, 8/01/23		10,263	5,981,800
8.75%, 12/15/24(b)		2,474	1,475,377
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23		305	314,106
6.375%, 5/15/25		5,020	5,196,423

			163,233,503

Consumer Cyclical - Automotive – 1.3%
Adient Global Holdings Ltd. 4.875%, 8/15/26(b)		10,034	9,400,122

abfunds.com	AB HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BCD Acquisition, Inc. 9.625%, 9/15/23(b)	U.S.$	15,172	$16,463,547
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26(b)		7,290	7,232,402
Dana Financing Luxembourg SARL 5.75%, 4/15/25(b)		1,290	1,309,364
6.50%, 6/01/26(b)		4,658	4,843,659
Exide Technologies 7.00%, 4/30/25(d)(g)(j)(m)		850	535,674
11.00%, 4/30/22(d)(g)(j)		26,129	23,385,696
Series AI 7.00%, 4/30/25(d)(e)(g)(m)		19,658	12,384,293
Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28		700	756,835
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), 9/15/21(b)(g)		5,807	5,802,324
Meritor, Inc. 6.25%, 2/15/24		3,393	3,490,861
Navistar International Corp. 6.625%, 11/01/25(b)		3,369	3,505,552
Titan International, Inc. 6.50%, 11/30/23(b)		8,092	8,257,368

			97,367,697

Consumer Cyclical - Entertainment – 0.4%
AMC Entertainment Holdings, Inc. 5.875%, 11/15/26(a)		10,194	9,924,277
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(b)		9,700	10,277,955
VOC Escrow Ltd. 5.00%, 2/15/28(b)		7,795	7,541,257

			27,743,489

Consumer Cyclical - Other – 2.3%
Beazer Homes USA, Inc. 5.875%, 10/15/27		5,081	4,650,101
6.75%, 3/15/25		7,010	6,891,293
Caesars Entertainment Corp. 5.00%, 10/01/24(d)(m)		333	581,094
Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 2/15/23(b)	EUR	1,876	2,169,821
Diamond Resorts International, Inc. 7.75%, 9/01/23(b)	U.S.$	7,479	8,079,399
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25(b)		9,456	9,641,981

24 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 5.375%, 4/15/26	U.S.$	4,880	$4,917,600
International Game Technology PLC 6.50%, 2/15/25(b)		3,625	3,869,209
James Hardie International Finance DAC 4.75%, 1/15/25(b)		2,497	2,434,438
5.00%, 1/15/28(b)		2,181	2,117,524
K. Hovnanian Enterprises, Inc. 5.00%, 11/01/21		12,319	11,130,364
10.00%, 7/15/22(b)		2,858	3,069,043
10.50%, 7/15/24(b)		2,857	2,918,134
KB Home 7.00%, 12/15/21		6,936	7,404,180
7.25%, 6/15/18		1,000	1,002,292
7.50%, 9/15/22		2,741	2,991,500
Lennar Corp. 4.50%, 6/15/19		1,690	1,707,167
6.625%, 5/01/20(b)		5,393	5,678,845
6.95%, 6/01/18		2,780	2,786,889
MDC Holdings, Inc. 5.50%, 1/15/24		4,397	4,488,607
6.00%, 1/15/43		14,826	13,722,679
Meritage Homes Corp. 7.15%, 4/15/20		2,500	2,633,170
Pinnacle Entertainment, Inc. 5.625%, 5/01/24		4,736	4,959,501
PulteGroup, Inc. 5.00%, 1/15/27		1,470	1,437,003
6.00%, 2/15/35		932	929,492
6.375%, 5/15/33		2,695	2,803,096
7.875%, 6/15/32		10,968	12,954,579
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(b)		6,743	6,810,949
6.125%, 4/01/25(b)		4,677	4,704,089
Standard Industries, Inc./NJ 6.00%, 10/15/25(b)		5,285	5,483,188
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(b)		8,781	8,418,889
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 4/15/23(b)		4,950	5,073,750
Toll Brothers Finance Corp. 4.875%, 3/15/27		8,180	7,957,619

abfunds.com	AB HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/01/25(b)	U.S.$	4,515	$4,487,951

			170,905,436

Consumer Cyclical - Restaurants – 0.1%
Golden Nugget, Inc. 6.75%, 10/15/24(b)		6,563	6,659,640
IRB Holding Corp. 6.75%, 2/15/26(b)		3,291	3,192,102

			9,851,742

Consumer Cyclical - Retailers – 0.8%
FirstCash, Inc. 5.375%, 6/01/24(b)		9,868	10,017,391
JC Penney Corp., Inc. 6.375%, 10/15/36		1,169	743,304
7.40%, 4/01/37		4,492	2,987,180
L Brands, Inc. 5.25%, 2/01/28		4,494	4,223,106
6.875%, 11/01/35		11,730	11,127,571
6.95%, 3/01/33		3,500	3,338,069
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(b)		14,081	9,505,337
8.75% (8.75% Cash or 9.50% PIK), 10/15/21(b)(g)		19	12,499
PetSmart, Inc. 7.125%, 3/15/23(b)		8,569	4,987,321
Sonic Automotive, Inc. 5.00%, 5/15/23		3,494	3,370,326
6.125%, 3/15/27		5,939	5,723,628

			56,035,732

Consumer Non-Cyclical – 3.8%
Acadia Healthcare Co., Inc. 6.50%, 3/01/24		4,040	4,181,400
Air Medical Group Holdings, Inc. 6.375%, 5/15/23(b)		3,643	3,487,233
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 5.75%, 3/15/25		3,869	3,373,168
6.625%, 6/15/24(a)		10,544	9,835,854
Avantor, Inc. 9.00%, 10/01/25(b)		2,000	2,023,236
Aveta, Inc. 10.50%, 3/01/21(d)(f)(h)(j)		94,592	1

26 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BI-LO LLC/BI-LO Finance Corp. 8.625% (8.625% Cash or 9.375% PIK), 9/15/18(d)(h)(i)(j)	U.S.$	13,170	$7,751,307
9.25%, 2/15/19(b)(d)(h)(i)		6,688	6,702,640
Catalent Pharma Solutions, Inc. 4.75%, 12/15/24(b)	EUR	2,223	2,823,903
4.875%, 1/15/26(b)	U.S.$	3,111	3,026,785
Charles River Laboratories International, Inc. 5.50%, 4/01/26(b)		1,668	1,696,556
CHS/Community Health Systems, Inc. 6.875%, 2/01/22		19,042	10,384,231
7.125%, 7/15/20(a)		7,029	5,593,566
8.00%, 11/15/19(a)		2,614	2,377,540
DaVita, Inc. 5.00%, 5/01/25		8,665	8,214,212
Diamond BC BV 5.625%, 8/15/25(a)(b)	EUR	2,527	2,923,859
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), 5/15/22(b)(g)	U.S.$	1,276	1,294,118
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23-2/01/25(b)		23,781	16,956,135
Endo Finance LLC 5.75%, 1/15/22(b)		8,655	7,106,984
Endo Finance LLC/Endo Finco, Inc. 5.375%, 1/15/23(b)		778	563,778
Envision Healthcare Corp. 5.625%, 7/15/22		5,163	5,178,690
6.25%, 12/01/24(b)		5,755	5,984,866
Hadrian Merger Sub, Inc. 8.50%, 5/01/26(b)		5,476	5,489,290
HCA, Inc. 4.25%, 10/15/19		3,274	3,300,339
4.50%, 2/15/27		1,002	959,268
5.00%, 3/15/24		1,500	1,517,285
5.25%, 6/15/26		1,744	1,751,909
5.875%, 3/15/22-2/15/26		3,730	3,882,113
LifePoint Health, Inc. 5.375%, 5/01/24		7,207	6,858,477
5.875%, 12/01/23		11,828	11,705,817
Mallinckrodt International Finance SA 4.75%, 4/15/23		13,740	9,746,826

abfunds.com	AB HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25(b)	U.S.$	12,965	$9,734,563
5.625%, 10/15/23(b)		5,736	4,513,492
5.75%, 8/01/22(b)		724	605,238
MEDNAX, Inc. 5.25%, 12/01/23(b)		2,302	2,272,622
MPH Acquisition Holdings LLC 7.125%, 6/01/24(b)		4,419	4,493,111
Post Holdings, Inc. 5.00%, 8/15/26(b)		7,041	6,618,308
5.50%, 3/01/25(b)		6,937	6,808,041
5.625%, 1/15/28(b)		6,030	5,758,650
5.75%, 3/01/27(b)		690	675,885
Spectrum Brands, Inc. 4.00%, 10/01/26(b)	EUR	3,459	4,213,930
5.75%, 7/15/25	U.S.$	2,429	2,429,177
6.625%, 11/15/22		2,624	2,714,662
Sunshine Mid BV 6.50%, 5/15/26	EUR	5,784	7,055,989
Synlab Unsecured Bondco PLC 8.25%, 7/01/23(b)		3,869	4,995,204
Tenet Healthcare Corp. 6.75%, 6/15/23(a)	U.S.$	8,125	8,002,239
6.875%, 11/15/31		3,382	3,093,093
8.125%, 4/01/22		4,631	4,824,580
Valeant Pharmaceuticals International 6.75%, 8/15/21(b)		2,360	2,378,738
7.25%, 7/15/22(b)		5,402	5,456,247
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23(b)		1,466	1,327,325
5.625%, 12/01/21(b)		201	195,378
5.875%, 5/15/23(b)		7,895	7,253,531
6.50%, 3/15/22(b)		2,085	2,167,349
7.50%, 7/15/21(b)		8,294	8,425,759
Vizient, Inc. 10.375%, 3/01/24(b)		5,443	6,024,840
Voyage Care BondCo PLC 5.875%, 5/01/23(b)	GBP	7,223	9,975,695

			278,705,032

Energy – 7.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 7.875%, 12/15/24	U.S.$	8,153	8,460,482
Antero Resources Corp. 5.125%, 12/01/22		5,713	5,752,328

28 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Berry Petroleum Co. LLC 6.375%, 9/15/22(d)(e)(f)(h)	U.S.$	16,461	$	– 0	–
7.00%, 2/15/26(b)		4,170		4,266,586
Bristow Group, Inc. 8.75%, 3/01/23(b)		6,900		7,080,428
California Resources Corp. 5.50%, 9/15/21		1,846		1,507,041
6.00%, 11/15/24		1,594		1,157,952
8.00%, 12/15/22(b)		26,126		22,463,318
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23(a)		4,412		4,521,316
7.50%, 9/15/20		300		303,191
8.25%, 7/15/25		2,253		2,415,595
Cheniere Energy, Inc. 4.875%, 5/28/21(b)(d)(g)(m)		7,855		8,001,283
Chesapeake Energy Corp. 4.875%, 4/15/22(a)		7,886		7,581,616
5.75%, 3/15/23		3,110		2,864,966
6.125%, 2/15/21		3,239		3,275,248
8.00%, 1/15/25(a)(b)		7,672		7,441,019
8.00%, 6/15/27(b)		1,660		1,598,085
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25(b)		2,000		2,020,000
Denbury Resources, Inc. 9.25%, 3/31/22(b)		3,058		3,190,687
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		8,521		6,131,703
5.70%, 10/15/39		3,966		3,176,246
7.875%, 8/15/25(a)		11,444		11,749,440
Energy Transfer Equity LP 4.25%, 3/15/23		16,300		15,744,105
Ensco PLC 4.50%, 10/01/24		1,712		1,392,496
5.20%, 3/15/25		8,468		6,976,235
7.75%, 2/01/26		6,960		6,526,921
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375%, 6/15/23		1,899		1,025,460
7.75%, 9/01/22		8,853		6,035,683
8.00%, 2/15/25(b)		13,559		9,607,514
9.375%, 5/01/20		4,193		3,980,222
9.375%, 5/01/24(b)		8,385		6,414,156
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 5/15/26		8,220		7,844,642
6.50%, 10/01/25		761		745,647
6.75%, 8/01/22		10,224		10,415,659

abfunds.com	AB HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gulfport Energy Corp. 6.00%, 10/15/24	U.S.$	5,738	$5,468,790
6.375%, 5/15/25-1/15/26		20,538	19,692,108
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(b)		11,511	11,623,382
HighPoint Operating Corp. 7.00%, 10/15/22		3,857	3,912,244
8.75%, 6/15/25		4,591	4,981,198
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24(b)		4,435	4,321,096
5.75%, 10/01/25(b)		11,693	11,575,018
Indigo Natural Resources LLC 6.875%, 2/15/26(b)		7,910	7,585,991
Murphy Oil USA, Inc. 5.625%, 5/01/27		503	501,743
6.00%, 8/15/23		3,166	3,269,573
Nabors Industries, Inc. 4.625%, 9/15/21		8,503	8,308,145
5.50%, 1/15/23		12,070	11,855,166
5.75%, 2/01/25(b)		3,128	2,973,389
Noble Holding International Ltd. 5.25%, 3/15/42		1,180	775,796
6.20%, 8/01/40		1,090	763,000
7.75%, 1/15/24		17,302	16,156,746
7.95%, 4/01/25		2,289	2,054,485
Oasis Petroleum, Inc. 6.50%, 11/01/21		1,638	1,678,758
6.875%, 3/15/22		4,352	4,471,680
Parkland Fuel Corp. 6.00%, 4/01/26(b)		7,946	7,996,703
PDC Energy, Inc. 5.75%, 5/15/26(b)		8,694	8,758,162
6.125%, 9/15/24		3,203	3,284,046
PHI, Inc. 5.25%, 3/15/19		7,356	7,061,760
Precision Drilling Corp. 7.125%, 1/15/26(a)(b)		5,820	5,881,145
QEP Resources, Inc. 5.25%, 5/01/23		5,195	5,064,112
5.375%, 10/01/22		1,061	1,071,612
5.625%, 3/01/26		1,644	1,584,139
6.875%, 3/01/21		3,871	4,161,325
Range Resources Corp. 4.875%, 5/15/25(a)		9,609	8,906,476
5.00%, 8/15/22		3,182	3,133,166
5.00%, 3/15/23(a)		6,559	6,311,542
5.875%, 7/01/22		729	738,949

30 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rowan Cos., Inc. 5.40%, 12/01/42	U.S.$	3,688	$2,639,266
7.375%, 6/15/25(a)		9,545	9,236,935
Sanchez Energy Corp. 6.125%, 1/15/23(a)		27,137	19,607,704
7.25%, 2/15/23(a)(b)		5,609	5,666,335
SandRidge Energy, Inc. 7.50%, 2/15/23(d)(e)(f)(h)		1,970	– 0	–
8.125%, 10/15/22(d)(e)(f)(h)		15,534	– 0	–
Seitel, Inc. 9.50%, 4/15/19		2,574	2,574,000
SemGroup Corp. 6.375%, 3/15/25		4,402	4,197,976
7.25%, 3/15/26		3,996	3,957,535
SemGroup Corp./Rose Rock Finance Corp. 5.625%, 11/15/23		3,214	3,025,152
SM Energy Co. 5.00%, 1/15/24		6,680	6,365,285
5.625%, 6/01/25(a)		7,293	7,049,742
6.50%, 1/01/23		7,813	7,855,214
Southern Star Central Corp. 5.125%, 7/15/22(b)		6,100	6,206,750
SRC Energy, Inc. 6.25%, 12/01/25(b)		5,952	6,034,834
Sunoco LP/Sunoco Finance Corp. 5.50%, 2/15/26(b)		11,875	11,523,927
5.875%, 3/15/28(b)		7,491	7,276,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.125%, 2/01/25		1,618	1,566,894
5.875%, 4/15/26(b)		7,100	7,048,475
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24(b)		6,800	7,314,631
Transocean, Inc. 5.80%, 10/15/22		6,621	6,506,887
6.80%, 3/15/38		12,148	10,218,509
7.50%, 1/15/26(b)		5,808	5,893,087
7.50%, 4/15/31		1,800	1,665,175
9.00%, 7/15/23(b)		6,560	7,079,801
Vantage Drilling International 7.125%, 4/01/23(d)(e)(f)(h)		8,325	– 0	–
7.50%, 11/01/19(d)(e)(f)(h)		8,860	– 0	–
10.00%, 12/31/20(d)(j)		431	422,380
10.00%, 12/31/20(d)(e)		521	510,580
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23(b)		13,599	12,801,568

abfunds.com	AB HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Weatherford International LLC 9.875%, 3/01/25(b)	U.S.$	3,384	$3,222,150
Weatherford International Ltd. 5.875%, 7/01/21(m)		718	683,702
6.50%, 8/01/36		4,003	3,046,167
6.75%, 9/15/40		4,691	3,572,548
7.00%, 3/15/38		2,858	2,243,530
7.75%, 6/15/21		3,377	3,343,416
9.875%, 2/15/24		9,055	8,695,354
Whiting Petroleum Corp. 1.25%, 4/01/20(m)		2,925	2,786,077
5.75%, 3/15/21		2,091	2,140,130
6.25%, 4/01/23		3,545	3,645,841
6.625%, 1/15/26(b)		9,490	9,762,135

			584,974,468

Other Industrial – 0.7%
Algeco Global Finance PLC 8.00%, 2/15/23(b)		7,271	7,365,247
American Tire Distributors, Inc. 10.25%, 3/01/22(b)		17,879	9,556,344
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		16,442	16,393,874
H&E Equipment Services, Inc. 5.625%, 9/01/25		3,225	3,239,567
KAR Auction Services, Inc. 5.125%, 6/01/25(b)		3,422	3,340,361
Laureate Education, Inc. 8.25%, 5/01/25(b)		8,033	8,664,145

			48,559,538

Services – 1.9%
ADT Corp. (The) 4.875%, 7/15/32(b)		10,000	8,222,960
APTIM Corp. 7.75%, 6/15/25(b)		11,748	10,243,410
APX Group, Inc. 7.875%, 12/01/22		11,855	11,973,550
8.75%, 12/01/20		21,011	20,699,953
Aramark Services, Inc. 5.00%, 2/01/28(b)		5,362	5,217,414
5.125%, 1/15/24		1,484	1,509,161
Carlson Travel, Inc. 6.75%, 12/15/23(b)		4,967	4,868,604
eDreams ODIGEO SA 8.50%, 8/01/21(b)	EUR	10,172	12,958,886
Gartner, Inc. 5.125%, 4/01/25(b)	U.S.$	3,489	3,506,494

32 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GEO Group, Inc. (The) 5.125%, 4/01/23	U.S.$	1,054	$1,042,113
5.875%, 1/15/22-10/15/24		4,401	4,490,681
6.00%, 4/15/26		4,689	4,625,642
iPayment, Inc. 10.75%, 4/15/24(j)		5,950	6,610,230
Monitronics International, Inc. 9.125%, 4/01/20(a)		6,914	4,898,915
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(b)		1,840	1,851,754
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(b)		19,190	20,590,275
Ritchie Bros Auctioneers, Inc. 5.375%, 1/15/25(b)		2,521	2,508,196
Sabre GLBL, Inc. 5.25%, 11/15/23(b)		3,595	3,631,565
5.375%, 4/15/23(b)		4,041	4,081,410
Service Corp. International/US 7.50%, 4/01/27		1,131	1,291,076
Team Health Holdings, Inc. 6.375%, 2/01/25(a)(b)		7,939	6,934,717

			141,757,006

Technology – 1.5%
Amkor Technology, Inc. 6.375%, 10/01/22		10,924	11,206,593
Ascend Learning LLC 6.875%, 8/01/25(b)		2,256	2,294,654
BMC Software Finance, Inc. 8.125%, 7/15/21(b)		10,675	10,666,684
Boxer Parent Co., Inc. 9.00% (9.00% Cash or 9.75% PIK), 10/15/19(b)(g)		2,777	2,775,706
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(b)		12,109	14,318,493
CURO Financial Technologies Corp. 12.00%, 3/01/22(b)		5,909	6,518,948
Dell International LLC/EMC Corp. 7.125%, 6/15/24(b)		2,133	2,272,517
Dell, Inc. 6.50%, 4/15/38		10,502	10,357,524
Goodman Networks, Inc. 8.00%, 5/11/22(d)		2,851	1,993,067

abfunds.com	AB HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% (7.125% Cash or 7.875% PIK), 5/01/21(b)(g)	U.S.$	3,140	$3,171,099
Infor US, Inc. 6.50%, 5/15/22		7,478	7,593,124
IQVIA, Inc. 3.25%, 3/15/25(b)	EUR	5,672	6,955,503
Micron Technology, Inc. 5.50%, 2/01/25	U.S.$	1,367	1,426,392
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(b)		10,160	11,308,690
Veritas US, Inc./Veritas Bermuda Ltd. 10.50%, 2/01/24(b)		8,505	7,408,365
Western Digital Corp. 4.75%, 2/15/26		7,876	7,769,871

			108,037,230

Transportation - Airlines – 0.0%
UAL Pass-Through Trust Series 2007-1A 6.636%, 7/02/22		1,308	1,372,209

Transportation - Services – 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(b)		4,569	4,373,917
5.50%, 4/01/23		4,745	4,698,993
CEVA Group PLC 9.00%, 9/01/21(b)		10,709	10,849,352
Europcar Groupe SA 5.75%, 6/15/22(b)	EUR	3,802	4,747,505
Herc Rentals, Inc. 7.75%, 6/01/24(b)	U.S.$	10,101	10,874,575
Hertz Corp. (The) 5.50%, 10/15/24(a)(b)		20,340	17,066,216
5.875%, 10/15/20		6,363	6,299,306
Hertz Holdings Netherlands BV 5.50%, 3/30/23	EUR	8,232	10,001,673
Loxam SAS 3.50%, 4/15/22(b)		1,102	1,383,096
4.25%, 4/15/24(b)		540	690,967
United Rentals North America, Inc. 5.50%, 5/15/27	U.S.$	1,532	1,520,764
5.875%, 9/15/26		954	993,317
XPO CNW, Inc. 6.70%, 5/01/34		13,854	14,380,743

			87,880,424

			2,513,495,998

34 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 8.1%
Banking – 5.3%
Allied Irish Banks PLC Series E 7.375%, 12/03/20(b)(n)	EUR	1,819	$2,465,711
Ally Financial, Inc. 4.125%, 3/30/20	U.S.$	505	507,343
8.00%, 11/01/31		10,698	13,012,303
Banco Bilbao Vizcaya Argentaria SA 5.875%, 5/24/22(b)(n)	EUR	12,000	15,829,984
6.125%, 11/16/27(a)(n)	U.S.$	3,400	3,282,455
6.75%, 2/18/20(b)(n)	EUR	1,800	2,345,772
8.875%, 4/14/21(b)(n)		11,400	16,171,383
Banco Santander SA 6.25%, 3/12/19-9/11/21(b)(n)		8,200	10,892,710
6.75%, 4/25/22(b)(n)		6,200	8,489,615
Bank of America Corp. Series AA 6.10%, 3/17/25(n)	U.S.$	7,966	8,264,725
Series X 6.25%, 9/05/24(n)		521	544,220
Series Z 6.50%, 10/23/24(n)		4,009	4,249,287
Bank of Ireland 7.375%, 6/18/20(b)(n)	EUR	7,475	10,028,975
Barclays Bank PLC 6.86%, 6/15/32(b)(n)	U.S.$	838	963,464
Barclays PLC 7.25%, 3/15/23(b)(n)	GBP	3,808	5,676,430
8.00%, 12/15/20(n)	EUR	13,777	19,124,352
CIT Group, Inc. 6.125%, 3/09/28	U.S.$	4,060	4,207,078
Citigroup, Inc. 5.95%, 1/30/23(n)		14,778	15,066,629
Series M 6.30%, 5/15/24(n)		7,000	7,187,817
Credit Agricole SA 6.50%, 6/23/21(b)(n)	EUR	4,525	6,154,269
7.589%, 1/30/20(b)(n)	GBP	4,950	7,372,302
8.125%, 12/23/25(b)(n)	U.S.$	13,944	15,839,616
Credit Suisse Group AG 6.25%, 12/18/24(b)(n)		7,786	7,982,363
7.50%, 12/11/23(b)(n)		26,323	28,533,602
Dresdner Funding Trust I 8.151%, 6/30/31(b)		816	1,041,619

abfunds.com	AB HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(n)	U.S.$	11,805	$11,325,929
Intesa Sanpaolo SpA 3.928%, 9/15/26(b)	EUR	1,378	1,802,963
5.017%, 6/26/24(b)	U.S.$	2,998	2,936,511
5.71%, 1/15/26(b)		2,860	2,865,757
7.75%, 1/11/27(b)(n)	EUR	8,335	12,344,231
Lloyds Banking Group PLC 6.413%, 10/01/35(b)(n)	U.S.$	3,709	4,018,664
6.657%, 5/21/37(b)(n)		1,801	1,968,679
7.50%, 6/27/24(n)		3,535	3,817,528
7.625%, 6/27/23(b)(n)	GBP	9,370	14,609,093
Macquarie Bank Ltd./London 6.125%, 3/08/27(b)(n)	U.S.$	256	247,160
Royal Bank of Scotland Group PLC 2.001% (EURIBOR 3 Month + 2.33%), 6/30/18(b)(c)(n)	EUR	650	779,312
8.00%, 8/10/25(n)	U.S.$	1,847	2,022,570
8.625%, 8/15/21(n)		21,538	23,602,417
Series U 4.622% (LIBOR 3 Month + 2.32%), 9/30/27(c)(n)		6,400	6,451,130
SNS Bank NV Series E 11.25%, 12/31/49(d)(e)(h)(i)(n)	EUR	1,001	13,985
Societe Generale SA 7.375%, 9/13/21(b)(n)	U.S.$	7,501	7,960,436
7.875%, 12/18/23(b)(n)		6,410	6,954,850
8.00%, 9/29/25(a)(b)(n)		11,901	13,210,110
Standard Chartered PLC 3.869% (LIBOR 3 Month + 1.51%), 1/30/27(b)(c)(n)		3,500	3,301,722
7.50%, 4/02/22(b)(n)		8,455	8,941,577
7.75%, 4/02/23(b)(n)		1,988	2,120,363
SunTrust Banks, Inc. Series G 5.05%, 6/15/22(n)		6,334	6,258,125
Series H 5.125%, 12/15/27(n)		7,540	7,227,263
UBS Group AG 6.875%, 3/22/21(b)(n)		206	216,573
7.00%, 2/19/25(b)(n)		14,430	15,440,865
UniCredit SpA 9.25%, 6/03/22(b)(n)	EUR	11,605	16,767,722

			392,439,559

36 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.1%
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(d)(h)	U.S.$	1,600	$52,800
Series G 4.80%, 3/13/14(d)(h)(l)		1,800	59,400
LPL Holdings, Inc. 5.75%, 9/15/25(b)		11,023	10,682,621

			10,794,821

Finance – 1.1%
Compass Diversified Holdings/Compass Group Diversified Holdings LLC 8.00%, 5/01/26(b)		8,576	8,511,303
Enova International, Inc. 8.50%, 9/01/24(b)		5,687	6,041,550
9.75%, 6/01/21		6,621	6,975,303
goeasy Ltd. 7.875%, 11/01/22(b)		3,593	3,820,365
ILFC E-Capital Trust II 4.89% (H15T 30 Year + 1.80%), 12/21/65(b)(c)		1,500	1,446,941
Lincoln Finance Ltd. 6.875%, 4/15/21(b)	EUR	6,507	8,125,845
Navient Corp. 4.875%, 6/17/19	U.S.$	3,522	3,545,928
5.50%, 1/25/23		4,276	4,208,486
5.875%, 3/25/21		1,779	1,820,378
6.50%, 6/15/22		4,183	4,298,848
6.625%, 7/26/21		4,403	4,572,119
7.25%, 1/25/22-9/25/23		3,275	3,451,765
8.00%, 3/25/20		8,274	8,811,810
SLM Corp. 5.125%, 4/05/22		3,828	3,829,673
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/18(b)		12,384	11,795,649

			81,255,963

Insurance – 0.8%
Ambac Assurance Corp. 5.10%, 6/07/20(b)(d)		22	28,985
ASR Nederland NV 4.625%, 10/19/27(b)(n)	EUR	5,755	7,175,604
Galaxy Bidco Ltd. 6.375%, 11/15/20(b)	GBP	4,512	6,228,454
Genworth Holdings, Inc. 3.841% (LIBOR 3 Month + 2.00%), 11/15/66(c)	U.S.$	809	348,935
7.625%, 9/24/21		6,225	5,849,670

abfunds.com	AB HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Liberty Mutual Group, Inc. 7.80%, 3/15/37(b)	U.S.$	14,759	$17,880,750
Polaris Intermediate Corp. 8.50%, 12/01/22(b)(g)		18,020	18,282,386

			55,794,784

Other Finance – 0.6%
Creditcorp 12.00%, 7/15/18(j)		6,205	5,708,600
Intrum Justitia AB 2.75%, 7/15/22(b)	EUR	7,260	8,691,910
3.125%, 7/15/24(a) (b)		3,630	4,303,228
LHC3 PLC 4.125%, 8/15/24(b)(g)		1,336	1,630,718
NVA Holdings, Inc./United States 6.875%, 4/01/26(b)	U.S.$	4,167	4,196,281
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22(b)		1,428	1,463,159
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25(b)		12,403	12,315,931
Travelport Corporate Finance PLC 6.00%, 3/15/26(b)		4,138	4,230,484

			42,540,311

REITS – 0.2%
Iron Mountain, Inc. 5.25%, 3/15/28(b)		12,885	12,123,291
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		1,605	1,520,959
5.25%, 8/01/26		971	941,966
5.50%, 5/01/24		1,696	1,718,877

			16,305,093

			599,130,531

Utility – 1.3%
Electric – 1.2%
AES Corp./VA 4.875%, 5/15/23		826	831,007
Calpine Corp. 5.375%, 1/15/23		14,307	13,738,125
5.50%, 2/01/24		6,910	6,337,603
5.75%, 1/15/25(a)		5,133	4,708,814
ContourGlobal Power Holdings SA 5.125%, 6/15/21(b)	EUR	8,608	10,701,778

38 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DPL, Inc. 6.75%, 10/01/19	U.S.$	634	$658,333
NRG Energy, Inc. 5.75%, 1/15/28(b)		5,386	5,334,768
6.25%, 7/15/22-5/01/24		5,426	5,589,202
NRG Yield Operating LLC 5.375%, 8/15/24		4,311	4,317,518
Talen Energy Supply LLC 4.60%, 12/15/21		16,956	14,417,195
6.50%, 6/01/25		5,646	4,120,688
10.50%, 1/15/26(b)		10,754	9,395,092
Texas Competitive/TCEH 11.50%, 10/01/20(d)(f)(h)(i)(j)		2,679	– 0	–
Vistra Energy Corp. 7.375%, 11/01/22		7,531	7,934,398

			88,084,521

Natural Gas – 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		11,601	11,595,478

			99,679,999

Total Corporates – Non-Investment Grade (cost $3,238,425,091)			3,212,306,528

GOVERNMENTS – TREASURIES – 9.5%
Colombia – 0.1%
Colombian TES Series B 7.00%, 5/04/22	COP	11,183,200	4,195,658
10.00%, 7/24/24		7,000,000	3,005,786

			7,201,444

Indonesia – 1.8%
Indonesia Treasury Bond Series FR53 8.25%, 7/15/21	IDR	314,387,000	23,783,814
Series FR56 8.375%, 9/15/26		357,914,000	28,157,749
Series FR59 7.00%, 5/15/27		520,914,000	37,676,170
Series FR70 8.375%, 3/15/24		221,234,000	17,114,328
Series FR73 8.75%, 5/15/31		280,537,000	22,710,138

			129,442,199

abfunds.com	AB HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Malaysia – 0.6%
Malaysia Government Bond Series 511 3.58%, 9/28/18	MYR	174,300	$44,449,143

Russia – 0.8%
Russian Federal Bond – OFZ Series 6209 7.60%, 7/20/22	RUB	254,534	4,164,075
Series 6212 7.05%, 1/19/28		1,271,800	20,040,102
Series 6217 7.50%, 8/18/21		1,919,448	31,195,964

			55,400,141

United States – 6.1%
U.S. Treasury Bonds 6.125%, 11/15/27(o)(p)	U.S.$	138,500	175,202,500
6.125%, 8/15/29		50,000	65,203,125
6.25%, 5/15/30		53,350	71,080,542
7.25%, 8/15/22(p)		22,756	26,919,638
8.00%, 11/15/21(p)		75,000	88,382,812
8.75%, 8/15/20(a)		21,860	24,858,919

			451,647,536

Uruguay – 0.1%
Uruguay Government International Bond 8.50%, 3/15/28(b)	UYU	176,233	5,872,369
9.875%, 6/20/22(b)		138,362	5,048,145

			10,920,514

Total Governments – Treasuries (cost $711,132,310)			699,060,977

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.7%
Risk Share Floating Rate – 6.8%
Bellemeade Re II Ltd. Series 2016-1A, Class B1 13.897% (LIBOR 1 Month + 12.00%), 4/25/26(c)(j)	U.S.$	2,331	2,465,747
Series 2016-1A, Class M2B 8.397% (LIBOR 1 Month + 6.50%), 4/25/26(c)(j)		10,290	10,467,251
Bellemeade Re Ltd. Series 2015-1A, Class M2 6.197% (LIBOR 1 Month + 4.30%), 7/25/25(c)(j)		3,029	3,074,548

40 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 9.047% (LIBOR 1 Month + 7.15%), 7/25/23(c)	U.S.$	8,995	$10,964,447
Series 2013-DN2, Class M2 6.147% (LIBOR 1 Month + 4.25%), 11/25/23(c)		6,978	7,744,462
Series 2014-DN1, Class M3 6.397% (LIBOR 1 Month + 4.50%), 2/25/24(c)		13,021	15,203,042
Series 2014-DN2, Class M3 5.497% (LIBOR 1 Month + 3.60%), 4/25/24(c)		5,376	6,013,794
Series 2014-DN3, Class M3 5.897% (LIBOR 1 Month + 4.00%), 8/25/24(c)		8,785	9,625,219
Series 2014-DN4, Class M3 6.447% (LIBOR 1 Month + 4.55%), 10/25/24(c)		1,579	1,760,532
Series 2014-HQ2, Class M3 5.647% (LIBOR 1 Month + 3.75%), 9/25/24(c)		2,565	2,954,853
Series 2014-HQ3, Class M3 6.647% (LIBOR 1 Month + 4.75%), 10/25/24(c)		9,091	10,138,829
Series 2015-DN1, Class B 13.397% (LIBOR 1 Month + 11.50%), 1/25/25(c)		14,477	20,904,141
Series 2015-DNA2, Class B 9.447% (LIBOR 1 Month + 7.55%), 12/25/27(c)		16,186	20,051,992
Series 2015-DNA3, Class B 11.247% (LIBOR 1 Month + 9.35%), 4/25/28(c)		7,566	10,074,251
Series 2015-HQ1, Class M3 5.697% (LIBOR 1 Month + 3.80%), 3/25/25(c)		3,380	3,638,597
Series 2015-HQ2, Class B 9.847% (LIBOR 1 Month + 7.95%), 5/25/25(c)		294	357,925
Series 2015-HQA1, Class B 10.697% (LIBOR 1 Month + 8.80%), 3/25/28(c)		9,145	11,195,906

abfunds.com	AB HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-HQA1, Class M3 6.597% (LIBOR 1 Month + 4.70%), 3/25/28(c)	U.S.$	8,335	$9,632,910
Series 2015-HQA2, Class B 12.397% (LIBOR 1 Month + 10.50%), 5/25/28(c)		6,986	9,314,968
Series 2016-DNA1, Class M3 7.447% (LIBOR 1 Month + 5.55%), 7/25/28(c)		4,225	5,106,216
Series 2016-DNA2, Class B 12.397% (LIBOR 1 Month + 10.50%), 10/25/28(c)		5,067	7,010,861
Series 2016-DNA2, Class M3 6.547% (LIBOR 1 Month + 4.65%), 10/25/28(c)		3,862	4,425,191
Series 2016-DNA3, Class B 13.147% (LIBOR 1 Month + 11.25%), 12/25/28(c)		3,868	5,468,525
Series 2016-DNA4, Class B 10.497% (LIBOR 1 Month + 8.60%), 3/25/29(c)		1,836	2,236,689
Series 2016-HQA1, Class B 14.647% (LIBOR 1 Month + 12.75%), 9/25/28(c)		2,997	4,338,145
Series 2016-HQA1, Class M3 8.247% (LIBOR 1 Month + 6.35%), 9/25/28(c)		11,066	13,778,968
Series 2016-HQA2, Class B 13.397% (LIBOR 1 Month + 11.50%), 11/25/28(c)		2,952	3,983,557
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 6.197% (LIBOR 1 Month + 4.30%), 2/25/25(c)		16,469	18,204,906
Series 2015-C01, Class 2M2 6.447% (LIBOR 1 Month + 4.55%), 2/25/25(c)		4,196	4,560,950
Series 2015-C02, Class 1M2 5.897% (LIBOR 1 Month + 4.00%), 5/25/25(c)		4,382	4,810,406
Series 2015-C02, Class 2M2 5.897% (LIBOR 1 Month + 4.00%), 5/25/25(c)		14,674	15,831,305

42 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 6.897% (LIBOR 1 Month + 5.00%), 7/25/25(c)	U.S.$	16,454	$18,772,896
Series 2015-C03, Class 2M2 6.897% (LIBOR 1 Month + 5.00%), 7/25/25(c)		12,171	13,564,269
Series 2015-C04, Class 1M2 7.597% (LIBOR 1 Month + 5.70%), 4/25/28(c)		11,827	13,763,845
Series 2015-C04, Class 2M2 7.447% (LIBOR 1 Month + 5.55%), 4/25/28(c)		6,235	7,042,410
Series 2016-C01, Class 1B 13.647% (LIBOR 1 Month + 11.75%), 8/25/28(c)		4,064	5,950,223
Series 2016-C01, Class 1M2 8.647% (LIBOR 1 Month + 6.75%), 8/25/28(c)		11,933	14,368,489
Series 2016-C01, Class 2M2 8.847% (LIBOR 1 Month + 6.95%), 8/25/28(c)		3,870	4,628,985
Series 2016-C02, Class 1B 14.147% (LIBOR 1 Month + 12.25%), 9/25/28(c)		2,897	4,325,238
Series 2016-C02, Class 1M2 7.897% (LIBOR 1 Month + 6.00%), 9/25/28(c)		22,977	27,501,493
Series 2016-C03, Class 1B 13.647% (LIBOR 1 Month + 11.75%), 10/25/28(c)		7,144	10,411,268
Series 2016-C03, Class 2M2 7.797% (LIBOR 1 Month + 5.90%), 10/25/28(c)		22,833	26,849,640
Series 2016-C04, Class 1B 12.147% (LIBOR 1 Month + 10.25%), 1/25/29(c)		10,775	14,647,577
Series 2016-C05, Class 2B 12.647% (LIBOR 1 Month + 10.75%), 1/25/29(c)		11,312	14,887,786
Series 2016-C05, Class 2M2 6.347% (LIBOR 1 Month + 4.45%), 1/25/29(c)		15,479	17,419,599
Series 2016-C06, Class 1B 11.147% (LIBOR 1 Month + 9.25%), 4/25/29(c)		8,528	10,891,898

abfunds.com	AB HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C07, Class 2B 11.397% (LIBOR 1 Month + 9.50%), 5/25/29(c)	U.S.$	10,057	$12,522,782
Series 2016-C07, Class 2M2 6.247% (LIBOR 1 Month + 4.35%), 5/25/29(c)		4,949	5,525,809
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.397% (LIBOR 1 Month + 5.50%), 10/25/25(b)(c)		7,764	8,675,198
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.147% (LIBOR 1 Month + 5.25%), 11/25/25(c)(j)		5,919	6,664,677
Series 2015-WF1, Class 2M2 7.397% (LIBOR 1 Month + 5.50%), 11/25/25(c)(j)		3,323	3,890,626

			497,643,841

Non-Agency Fixed Rate – 0.8%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 6/25/36		3,537	3,059,948
Series 2006-24CB, Class A16 5.75%, 6/25/36		676	585,042
Series 2006-26CB, Class A6 6.25%, 9/25/36		291	237,142
Series 2006-26CB, Class A8 6.25%, 9/25/36		1,098	896,134
Series 2006-42, Class 1A6 6.00%, 1/25/47		1,362	1,144,554
Series 2006-HY12, Class A5 3.419%, 8/25/36		6,207	6,359,253
Series 2006-J1, Class 1A10 5.50%, 2/25/36		1,610	1,466,113
Series 2006-J5, Class 1A1 6.50%, 9/25/36		1,211	988,588
Series 2007-13, Class A2 6.00%, 6/25/47		4,745	4,075,385
Series 2007-15CB, Class A19 5.75%, 7/25/37		667	593,007
Series 2007-16CB, Class 1A7 6.00%, 8/25/37		809	793,005

44 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.792%, 5/25/47	U.S.$	1,035	$995,047
Series 2007-4, Class 22A1 3.575%, 6/25/47		3,806	3,746,851
BNPP Mortgage Securities LLC Trust Series 2009-1, Class B1 6.00%, 8/27/37(b)		4,623	3,719,298
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		675	509,644
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.802%, 3/25/37		861	838,618
Series 2010-3, Class 2A2 6.00%, 8/25/37(b)		2,220	1,890,941
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		1,330	1,248,939
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.48%, 9/25/47		1,143	1,068,704
Credit Suisse Mortgage Trust Series 2009-8R, Class 6A2 6.00%, 1/26/38(b)		669	536,829
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		1,475	1,209,991
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 3.364%, 6/25/36		992	912,966
Series 2006-FA3, Class A9 6.00%, 7/25/36		1,287	1,080,464
New Century Alternative Mortgage Loan Trust Series 2006-ALT2, Class AF6A 5.152%, 10/25/36		6,576	3,956,434
Nomura Resecuritization Trust Series 2010-5RA, Class 1A7 6.50%, 10/26/37(b)		6,033	5,082,015
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.385%, 9/25/35		2,954	2,623,943
Series 2005-QS14, Class 3A1 6.00%, 9/25/35		2,147	2,051,596

abfunds.com	AB HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 8/25/36	U.S.$	833	$728,372
Series 2007-A1, Class A8 6.00%, 3/25/37		1,143	768,886
Series 2007-A5, Class 2A3 6.00%, 5/25/37		360	315,605
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.76%, 10/25/36		2,109	1,061,372
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 3.716%, 12/28/37		5,157	5,006,620

			59,551,306

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 2.497% (LIBOR 1 Month + 0.60%), 4/25/37(c)		3,000	1,396,158
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 2.497% (LIBOR 1 Month + 0.60%), 8/25/37(c)		669	488,686
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 2.147% (LIBOR 1 Month + 0.25%), 4/25/37(c)		1,597	886,062
Lehman Mortgage Trust Series 2007-1, Class 3A1 2.147% (LIBOR 1 Month + 0.25%), 2/25/37(c)		2,902	648,661
Series 2007-1, Class 3A2 5.353% (7.25%-LIBOR 1 Month), 2/25/37(c)(q)		2,902	719,111
Lehman XS Trust Series 2007-16N, Class 2A2 2.747% (LIBOR 1 Month + 0.85%), 9/25/47(c)		949	927,041
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 2.057% (LIBOR 1 Month + 0.16%), 2/25/37(c)		1,013	876,116

46 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007-2, Class 1A3 2.227% (LIBOR 1 Month + 0.33%), 5/25/37(c)	U.S.$	1,075	$1,026,486
Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1 2.878% (12MTA + 1.50%), 8/25/47(c)		2,507	2,361,012

			9,329,333

Total Collateralized Mortgage Obligations (cost $490,332,053)			566,524,480

EMERGING MARKETS – TREASURIES – 7.3%
Argentina – 1.3%
Argentina POM Politica Monetaria Series POM 27.935% (ARPP7DRR), 6/21/20(c)	ARS	91,311	4,634,896
Argentine Bonos del Tesoro 15.50%, 10/17/26		286,917	12,986,306
16.00%, 10/17/23		595,534	26,629,430
18.20%, 10/03/21		785,174	36,468,139
21.20%, 9/19/18		350,256	16,501,188

			97,219,959

Brazil – 3.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21-1/01/27	BRL	902,433	264,851,529

Dominican Republic – 0.4%
Dominican Republic International Bond 10.50%, 1/17/20(j)	DOP	347,740	7,295,913
12.00%, 1/20/22(j)		347,740	7,628,222
15.95%, 6/04/21(j)		52,700	1,270,071
16.00%, 7/10/20(j)		563,400	13,201,465

			29,395,671

South Africa – 0.0%
Republic of South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	16,800	1,357,222

Sri Lanka – 0.6%
Sri Lanka Government Bonds 10.25%, 3/15/25	LKR	844,000	5,348,499

abfunds.com	AB HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series A 11.50%, 12/15/21-5/15/23	LKR	4,539,000	$30,150,977
11.75%, 6/15/27		786,000	5,384,927

			40,884,403

Turkey – 1.4%
Turkey Government Bond 10.60%, 2/11/26	TRY	34,355	7,730,050
11.00%, 2/24/27		169,459	38,859,385
11.10%, 5/15/19		231,859	55,480,654

			102,070,089

Total Emerging Markets – Treasuries (cost $604,010,464)			535,778,873

CORPORATES – INVESTMENT GRADE – 7.2%
Financial Institutions – 4.1%
Banking – 1.7%
ABN AMRO Bank NV Series E 6.25%, 4/27/22(b)	U.S.$	1,122	1,216,073
BNP Paribas SA 7.375%, 8/19/25(b)(n)		418	456,880
7.625%, 3/30/21(b)(n)		7,812	8,391,580
BPCE SA 5.70%, 10/22/23(b)		241	256,329
Countrywide Capital III Series B 8.05%, 6/15/27		11,735	14,557,819
Danske Bank A/S Series E 5.875%, 4/06/22(b)(n)	EUR	10,021	13,529,393
DNB Bank ASA 6.50%, 3/26/22(b)(n)	U.S.$	11,090	11,614,934
HSBC Holdings PLC 4.75%, 7/04/29(b)(n)	EUR	14,867	19,097,918
6.00%, 9/29/23(b)(n)		6,152	8,593,757
ICICI Bank Ltd./Dubai 4.80%, 5/22/19(b)	U.S.$	5,980	6,055,539
Intesa Sanpaolo SpA 2.75%, 3/20/20(b)	EUR	3,602	4,574,306
4.00%, 5/20/19(b)		3,510	4,423,118
JPMorgan Chase & Co. Series V 5.00%, 7/01/19(n)	U.S.$	2,638	2,673,845
Nationwide Building Society 4.302%, 3/08/29(b)		10,440	10,247,392

48 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PNC Financial Services Group, Inc. (The) Series R 4.85%, 6/01/23(n)	U.S.$	3,888	$3,859,101
Regions Bank/Birmingham AL 6.45%, 6/26/37		5,300	6,337,671
Santander Holdings USA, Inc. 4.40%, 7/13/27		8,119	7,937,532
Zions Bancorporation 5.65%, 11/15/23		2,289	2,321,323

			126,144,510

Brokerage – 0.1%
GFI Group, Inc. 8.375%, 7/19/18		2,367	2,377,992
SUAM Finance BV 4.875%, 4/17/24(b)		4,867	4,985,755

			7,363,747

Finance – 0.1%
International Lease Finance Corp. 5.875%, 4/01/19		2,300	2,361,629
8.25%, 12/15/20		5,011	5,579,438

			7,941,067

Insurance – 2.0%
Aegon NV 5.50%, 4/11/48		5,138	5,097,584
Allianz SE 3.099%, 7/06/47(b)	EUR	11,200	14,342,199
Allstate Corp. (The) 6.50%, 5/15/57	U.S.$	10,811	12,296,864
American International Group, Inc. 6.82%, 11/15/37		1,938	2,393,432
8.175%, 5/15/58		7,301	9,556,498
Series A-9 5.75%, 4/01/48		4,254	4,275,959
Aon Corp. 8.205%, 1/01/27		2,495	3,108,660
Assicurazioni Generali SpA Series E 5.50%, 10/27/47(b)	EUR	10,305	14,447,754
Aviva PLC 3.875%, 7/03/44(b)		10,930	14,419,982
CNP Assurances 4.50%, 6/10/47(b)		10,500	14,549,538
Groupama SA 6.00%, 1/23/27		4,800	7,122,187
MetLife Capital Trust IV 7.875%, 12/15/37(b)	U.S.$	1,765	2,209,724

abfunds.com	AB HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MetLife, Inc. 6.40%, 12/15/36	U.S.$	9,700	$10,576,686
10.75%, 8/01/39		3,495	5,367,824
Nationwide Mutual Insurance Co. 4.415% (LIBOR 3 Month + 2.29%), 12/15/24(b)(c)		5,000	4,972,090
9.375%, 8/15/39(b)		4,546	7,165,301
Prudential Financial, Inc. 5.625%, 6/15/43		13,000	13,572,221
SCOR SE 3.00%, 6/08/46(b)	EUR	200	255,406
Transatlantic Holdings, Inc. 8.00%, 11/30/39	U.S.$	2,836	3,830,718

			149,560,627

REITS – 0.2%
EPR Properties 5.75%, 8/15/22		3,445	3,636,091
Senior Housing Properties Trust 6.75%, 12/15/21		4,500	4,813,321
Spirit Realty LP 4.45%, 9/15/26		1,180	1,129,503
Weyerhaeuser Co. 8.50%, 1/15/25		1,000	1,247,207

			10,826,122

			301,836,073

Industrial – 2.7%
Basic – 0.3%
Anglo American Capital PLC 4.125%, 4/15/21(b)		780	786,652
4.75%, 4/10/27(b)		4,031	4,017,198
4.875%, 5/14/25(b)		1,287	1,303,864
Braskem Finance Ltd. 6.45%, 2/03/24		4,037	4,291,371
FMG Resources (August 2006) Pty Ltd. 9.75%, 3/01/22(b)		320	351,860
Fresnillo PLC 5.50%, 11/13/23(b)		3,774	3,934,395
Glencore Finance Canada Ltd. 6.00%, 11/15/41(b)		1,464	1,603,767
Glencore Funding LLC 4.625%, 4/29/24(b)		1,733	1,752,073
Southern Copper Corp. 7.50%, 7/27/35		1,500	1,905,000
WestRock MWV LLC 8.20%, 1/15/30		2,940	3,927,687

			23,873,867

50 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.2%
General Electric Co. Series D 5.00%, 1/21/21(a)(n)	U.S.$	12,108	$11,981,096
Lafarge SA 7.125%, 7/15/36		2,640	3,262,393
Masco Corp. 5.95%, 3/15/22		2,124	2,288,774

			17,532,263

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		6,755	6,866,478
5.375%, 5/01/47		2,993	2,824,500
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		2,500	3,130,138
Cox Communications, Inc. 4.50%, 6/30/43(b)		882	786,577
4.70%, 12/15/42(b)		1,692	1,558,178

			15,165,871

Communications - Telecommunications – 0.4%
AT&T, Inc. 5.15%, 2/14/50		7,353	7,439,508
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(b)		9,260	9,337,710
5.152%, 3/20/28(b)		9,160	9,283,742

			26,060,960

Consumer Cyclical - Automotive – 0.3%
General Motors Co. 5.20%, 4/01/45		2,490	2,364,491
5.40%, 4/01/48(a)		8,747	8,577,973
6.25%, 10/02/43		852	907,117
6.75%, 4/01/46		7,041	8,003,892

			19,853,473

Consumer Cyclical - Other – 0.0%
Owens Corning 7.00%, 12/01/36		2,579	3,179,649

abfunds.com	AB HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.2%
Bunge Ltd. Finance Corp. 8.50%, 6/15/19	U.S.$	332	$351,186
CVS Health Corp. 4.78%, 3/25/38		14,840	14,700,400

			15,051,586

Energy – 0.6%
Anadarko Petroleum Corp. 8.70%, 3/15/19		2,000	2,097,702
Cenovus Energy, Inc. 3.00%, 8/15/22		495	475,088
3.80%, 9/15/23		280	273,903
4.45%, 9/15/42		4,289	3,739,390
6.75%, 11/15/39		373	424,067
Continental Resources, Inc./OK 3.80%, 6/01/24		517	503,114
4.90%, 6/01/44		2,314	2,267,466
Ecopetrol SA 5.875%, 5/28/45		6,355	6,135,753
Energy Transfer Partners LP 7.60%, 2/01/24		3,200	3,598,147
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23		2,301	2,311,325
5.00%, 10/01/22		971	1,007,148
Husky Energy, Inc. 6.15%, 6/15/19		5,000	5,159,350
Kinder Morgan, Inc./DE Series G 7.75%, 1/15/32		2,969	3,699,448
7.80%, 8/01/31		2,662	3,301,450
Marathon Petroleum Corp. 4.75%, 9/15/44		437	431,940
TransCanada PipeLines Ltd. 4.049% (LIBOR 3 Month + 2.21%), 5/15/67(c)		2,500	2,416,585
Williams Partners LP 5.10%, 9/15/45		4,227	4,177,954

			42,019,830

Services – 0.1%
IHS Markit Ltd. 5.00%, 11/01/22(b)		3,524	3,648,485
Verisk Analytics, Inc. 5.50%, 6/15/45		4,150	4,531,916

			8,180,401

52 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.4%
Activision Blizzard, Inc. 6.125%, 9/15/23(b)	U.S.$	2	$2,083
Dell International LLC/EMC Corp. 6.02%, 6/15/26(b)		7,586	8,062,340
8.35%, 7/15/46(b)		2,793	3,424,824
Seagate HDD Cayman 4.75%, 1/01/25		9,684	9,394,497
4.875%, 6/01/27		9,443	8,844,521

			29,728,265

Transportation - Airlines – 0.0%
America West Airlines Pass-Through Trust Series 1999-1G, Class G 7.93%, 1/02/19		236	244,942
Northwest Airlines Pass-Through Trust Series 2000-1, Class G 7.15%, 10/01/19(e)		214	220,163

			465,105

			201,111,270

Utility – 0.4%
Electric – 0.4%
Consorcio Transmantaro SA 4.375%, 5/07/23(b)		14,103	14,067,742
Empresas Publicas de Medellin ESP 7.625%, 7/29/19(b)		1,277	1,339,254
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(b)		5,373	5,514,041
Southern California Edison Co. Series E 6.25%, 2/01/22(n)		3,300	3,495,548

			24,416,585

Total Corporates – Investment Grade (cost $497,632,403)			527,363,928

EMERGING MARKETS – SOVEREIGNS – 6.7%
Angola – 0.2%
Angolan Government International Bond 9.50%, 11/12/25(b)		8,879	9,977,776
Republic of Angola Via Northern Lights III BV 7.00%, 8/17/19(b)		1,608	1,636,140

			11,613,916

abfunds.com	AB HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Argentina – 1.2%
Argentine Republic Government International Bond 6.875%, 4/22/21-1/26/27	U.S.$	32,629	$32,883,224
7.50%, 4/22/26		22,983	23,994,252
7.82%, 12/31/33	EUR	24,935	33,273,613

			90,151,089

Bahrain – 0.2%
Bahrain Government International Bond 6.75%, 9/20/29(b)	U.S.$	8,215	7,557,800
7.00%, 10/12/28(b)		7,504	7,156,940

			14,714,740

Belarus – 0.0%
Republic of Belarus International Bond 6.875%, 2/28/23(b)		1,321	1,382,096

Cameroon – 0.1%
Republic of Cameroon International Bond 9.50%, 11/19/25(b)		7,229	8,300,844

Costa Rica – 0.1%
Costa Rica Government International Bond 4.37%, 5/22/19(b)		6,434	6,431,105

Dominican Republic – 0.5%
Dominican Republic International Bond 5.95%, 1/25/27(b)		9,637	9,865,879
6.85%, 1/27/45(b)		9,000	9,281,250
6.875%, 1/29/26(b)		652	704,160
7.45%, 4/30/44(b)		5,621	6,154,995
8.625%, 4/20/27(b)		12,151	14,171,103

			40,177,387

Ecuador – 0.3%
Ecuador Government International Bond 7.95%, 6/20/24(b)		4,350	4,067,250
9.65%, 12/13/26(b)		2,405	2,362,913
10.50%, 3/24/20(b)		9,204	9,480,755
10.75%, 3/28/22(b)		6,443	6,765,150

			22,676,068

Egypt – 0.3%
Egypt Government International Bond 6.125%, 1/31/22(b)		22,826	23,425,182

54 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 5.875%, 1/30/25(b)	U.S.$	4,000	$3,895,000
6.375%, 1/18/27(b)		145	143,188
7.375%, 12/01/19(b)		1,495	1,547,325
7.625%, 9/21/34(b)		872	913,856
7.65%, 6/15/35(b)		263	273,849
7.75%, 1/24/23(b)		3,494	3,756,050
8.625%, 2/28/29(b)		759	867,157

			11,396,425

Gabon – 0.3%
Gabon Government International Bond 6.375%, 12/12/24(b)		14,182	13,817,594
6.95%, 6/16/25(b)		5,600	5,565,000

			19,382,594

Honduras – 0.1%
Honduras Government International Bond 6.25%, 1/19/27(b)		7,528	7,763,250

Iraq – 0.1%
Iraq International Bond 5.80%, 1/15/28(b)		533	501,020
6.752%, 3/09/23(b)		3,362	3,349,393

			3,850,413

Ivory Coast – 0.5%
Ivory Coast Government International Bond 5.125%, 6/15/25(b)	EUR	588	749,123
5.75%, 12/31/32(b)	U.S.$	8,552	8,188,779
6.125%, 6/15/33(b)		4,086	3,861,270
6.375%, 3/03/28(b)		20,691	20,794,455
6.625%, 3/22/48(b)	EUR	1,429	1,740,760

			35,334,387

Jamaica – 0.1%
Jamaica Government International Bond 7.625%, 7/09/25	U.S.$	2,302	2,653,055
7.875%, 7/28/45		7,519	8,759,635

			11,412,690

Jordan – 0.1%
Jordan Government International Bond 5.75%, 1/31/27(b)		4,536	4,297,860

abfunds.com	AB HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kenya – 0.1%
Kenya Government International Bond 5.875%, 6/24/19(b)	U.S.$	3,124	$3,166,955
7.25%, 2/28/28(b)		4,786	4,923,598

			8,090,553

Lebanon – 0.1%
Lebanon Government International Bond 5.15%, 11/12/18(b)		5,470	5,456,325

Mongolia – 0.2%
Mongolia Government International Bond 5.125%, 12/05/22(b)		14,564	13,999,645

Nigeria – 0.1%
Nigeria Government International Bond 6.50%, 11/28/27(b)		2,246	2,262,845
7.875%, 2/16/32(b)		2,864	3,075,220

			5,338,065

Pakistan – 0.1%
Pakistan Government International Bond 7.25%, 4/15/19(b)		7,468	7,611,012

Senegal – 0.1%
Senegal Government International Bond 6.25%, 5/23/33(b)		3,575	3,449,875
8.75%, 5/13/21(b)		1,137	1,267,755

			4,717,630

Serbia – 0.0%
Serbia International Bond 6.75%, 11/01/24(b)		299	298,922

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.00%, 1/14/19(b)		3,825	3,868,031
6.125%, 6/03/25(b)		2,800	2,758,000
6.20%, 5/11/27(b)		4,509	4,351,185

			10,977,216

Turkey – 0.6%
Turkey Government International Bond 4.875%, 10/09/26-4/16/43		25,240	21,122,800
5.625%, 3/30/21		6,615	6,813,450
6.00%, 3/25/27		15,457	15,534,285
7.375%, 2/05/25		1,649	1,809,777

			45,280,312

56 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ukraine – 0.6%
Ukraine Government International Bond 7.75%, 9/01/22-9/01/27(b)	U.S.$	42,888	$43,124,987

Venezuela – 0.2%
Venezuela Government International Bond 7.65%, 4/21/25(b)(h)(i)		6,636	1,841,490
9.00%, 5/07/23(b)(h)(i)		538	153,330
9.25%, 9/15/27(h)(i)		34,020	10,631,250
9.25%, 5/07/28(b)(h)(i)		1,500	423,750

			13,049,820

Zambia – 0.3%
Zambia Government International Bond 8.50%, 4/14/24(b)		9,236	9,316,815
8.97%, 7/30/27(b)		11,830	11,859,575

			21,176,390

Total Emerging Markets – Sovereigns (cost $498,133,778)			491,430,923

EMERGING MARKETS – CORPORATE BONDS – 4.9%
Industrial – 4.0%
Basic – 1.0%
Consolidated Energy Finance SA 6.75%, 10/15/19(b)		7,342	7,474,009
6.875%, 6/15/25(b)		8,033	8,349,886
Elementia SAB de CV 5.50%, 1/15/25(b)		2,208	2,174,880
First Quantum Minerals Ltd. 6.875%, 3/01/26(b)		9,389	8,917,991
7.00%, 2/15/21(b)		1,371	1,375,668
7.25%, 5/15/22-4/01/23(b)		13,387	13,428,393
7.50%, 4/01/25(b)		2,700	2,673,597
Stillwater Mining Co. 6.125%, 6/27/22(b)		10,250	10,281,416
7.125%, 6/27/25(b)		7,880	8,004,307
Vedanta Resources PLC 6.375%, 7/30/22(b)		12,566	12,628,830

			75,308,977

Capital Goods – 0.2%
CIMPOR Financial Operations BV 5.75%, 7/17/24(b)		7,640	7,191,150
Ferreycorp SAA 4.875%, 4/26/20(b)		1,311	1,316,074

abfunds.com	AB HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Grupo Cementos de Chihuahua SAB de CV 5.25%, 6/23/24(b)	U.S.$	830	$819,625
Odebrecht Finance Ltd. 4.375%, 4/25/25(b)		537	140,963
5.25%, 6/27/29(b)		9,173	2,362,047
7.125%, 6/26/42(b)		17,280	4,694,976
8.25%, 4/25/18(b)***	BRL	5,903	1,095,674

			17,620,509

Communications - Telecommunications – 0.5%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 2/06/24(b)	U.S.$	6,131	6,368,576
Digicel Group Ltd. 7.125%, 4/01/22(b)		1,134	924,210
8.25%, 9/30/20(b)		16,250	14,503,125
Digicel Ltd. 6.00%, 4/15/21(b)		3,750	3,562,500
6.75%, 3/01/23(b)		3,270	2,987,963
Millicom International Cellular SA 5.125%, 1/15/28(b)		1,588	1,501,217
6.00%, 3/15/25(b)		2,963	3,048,186
MTN Mauritius Investment Ltd. 6.50%, 10/13/26(b)		5,701	6,043,060

			38,938,837

Consumer Cyclical - Other – 0.2%
Servicios Corporativos Javer SAB de CV 9.875%, 4/06/21(b)		2,594	2,595,166
Studio City Co., Ltd. 5.875%, 11/30/19(b)		5,102	5,191,285
Wynn Macau Ltd. 4.875%, 10/01/24(b)		1,345	1,308,958
5.50%, 10/01/27(b)		3,300	3,214,583

			12,309,992

Consumer Cyclical - Retailers – 0.1%
K2016470219 South Africa Ltd. 3.00%, 12/31/22(d)(g)(j)		4,917	185,605
K2016470260 South Africa Ltd. 25.00%, 12/31/22(d)(g)(j)		1,366	521,139
Prime Bloom Holdings Ltd. 7.50%, 12/19/19(b)		4,200	4,074,000

			4,780,744

58 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.8%
BRF GmbH 4.35%, 9/29/26(b)	U.S.$	2,623	$2,321,549
BRF SA 4.75%, 5/22/24(b)		576	531,648
Central American Bottling Corp. 5.75%, 1/31/27(b)		5,759	5,866,981
Cosan Ltd. 5.95%, 9/20/24(b)		2,144	2,155,814
MARB BondCo PLC 6.875%, 1/19/25(b)		9,461	8,946,170
Marfrig Holdings Europe BV 8.00%, 6/08/23(b)		4,150	4,191,500
Minerva Luxembourg SA 6.50%, 9/20/26(b)		6,647	6,314,650
Natura Cosmeticos SA 5.375%, 2/01/23(b)		6,899	6,855,881
Rede D’or Finance SARL 4.95%, 1/17/28(b)		4,312	3,978,514
Teva Pharmaceutical Finance Netherlands II BV 1.25%, 3/31/23(b)	EUR	1,850	2,021,936
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	U.S.$	2,798	2,340,163
3.15%, 10/01/26		8,393	6,693,418
6.00%, 4/15/24(a)(b)		2,250	2,183,702
6.75%, 3/01/28(a)(b)		1,004	990,869
Tonon Luxembourg SA 7.25%, 1/24/20(d)(g)(h)(i)(j)		6,378	311,947
USJ Acucar e Alcool SA 9.875% (9.875% Cash or 12.00% PIK), 11/09/21(b)(g)		1,590	1,386,899
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(d)(h)(j)(l)		13,674	865,687
10.875%, 1/13/20(h)(i)(j)		2,500	687,500
11.75%, 2/09/22(h)(i)(j)		13,613	884,845

			59,529,673

Energy – 1.0%
Azure Power Energy Ltd. 5.50%, 11/03/22(b)		6,780	6,635,925
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20(k)		14,659	15,831,520
Medco Platinum Road Pte Ltd. 6.75%, 1/30/25(b)		4,208	4,013,380

abfunds.com	AB HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Petrobras Global Finance BV 5.999%, 1/27/28(b)	U.S.$	6,199	$6,049,251
6.125%, 1/17/22		1,191	1,260,435
6.25%, 3/17/24		18,627	19,493,155
6.85%, 6/05/15		2,958	2,732,453
8.75%, 5/23/26		4,683	5,484,964
YPF SA 6.95%, 7/21/27(b)		6,759	6,623,820
16.50%, 5/09/22(b)	ARS	130,377	5,891,409

			74,016,312

Other Industrial – 0.0%
Noble Group Ltd. 6.75%, 1/29/20(b)(i)	U.S.$	8,993	3,489,284

Technology – 0.1%
IHS Netherlands Holdco BV 9.50%, 10/27/21(b)		4,200	4,326,000

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20(b)		2,982	3,042,795

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 2/09/24(b)		5,242	5,577,488

			298,940,611

Financial Institutions – 0.7%
Banking – 0.6%
Akbank Turk AS 7.20%, 3/16/27(b)		4,012	4,067,165
Banco do Brasil SA/Cayman 9.00%, 6/18/24(b)(n)		8,303	8,746,380
Itau Unibanco Holding SA/Cayman Island 6.125%, 12/12/22(b)(n)		4,283	4,169,286
Turkiye Vakiflar Bankasi TAO 5.50%, 10/27/21(b)		5,964	5,896,905
5.75%, 1/30/23(b)		9,011	8,718,143
8.00%, 11/01/27(b)		12,500	12,718,750

			44,316,629

Finance – 0.1%
Unifin Financiera SAB de CV SOFOM ENR 7.00%, 1/15/25(b)		4,281	4,147,219

60 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.0%
Ambac LSNI LLC 6.811% (LIBOR 3 Month + 5.00%), 2/12/23(b)(c)(d)	U.S.$	105	$106,460

Other Finance – 0.0%
Rio Oil Finance Trust Series 2018-1 8.20%, 4/06/28(b)		1,096	1,136,151

			49,706,459

Utility – 0.2%
Electric – 0.2%
AES El Salvador Trust II 6.75%, 3/28/23(b)		1,220	1,186,450
Genneia SA 8.75%, 1/20/22(b)		5,529	5,929,853
Pampa Energia SA 7.50%, 1/24/27(b)		3,758	3,795,580
Terraform Global Operating LLC 6.125%, 3/01/26(b)		2,074	2,100,497

			13,012,380

Total Emerging Markets – Corporate Bonds (cost $410,197,960)			361,659,450

BANK LOANS – 3.1%
Industrial – 3.0%
Basic – 0.1%
Foresight Energy LLC 8.11% (LIBOR 3 Month + 5.75%), 3/28/22(r)		3,847	3,751,945
Unifrax I LLC 8.11% (LIBOR 3 Month + 3.50%), 4/04/24(r)		3,325	3,342,240

			7,094,185

Capital Goods – 0.5%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC) 5.15% (LIBOR 1 Month + 3.25%), 8/18/24(r)		5,721	5,756,066
Apex Tool Group, LLC 5.65% (LIBOR 1 Month + 3.75%), 2/01/22(r)		17,039	17,071,165

abfunds.com	AB HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gardner Denver, Inc. 5.05% (LIBOR 3 Month + 2.75%), 7/30/24(r)	U.S.$	4,525	$4,548,863
GFL Environmental Inc. 5.05% (LIBOR 3 Month + 2.75%), 9/29/23(r)		2,278	2,277,986
HD Supply Waterworks, LTD. 5.01% (LIBOR 3 Month + 3.00%), 8/01/24(d)(r)		700	703,500
5.21% (LIBOR 3 Month + 3.00%), 8/01/24(d)(r)		797	801,462
New Tranche F Term Loan 4.65% (LIBOR 3 Month + 2.75%), 6/09/23(r)		1,524	1,529,956
5.05% (LIBOR 3 Month + 2.75%), 6/09/23(r)		798	801,215
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.63% (LIBOR 1 Month + 2.75%), 3/03/23(r)		589	592,913

			34,083,126

Communications - Telecommunications – 0.1%
Intelsat Jackson Holdings S.A. 6.46% (LIBOR 3 Month + 4.50%), 1/02/24(r)		556	575,719
6.63%, 1/02/24		933	948,774
West Corporation 5.90% (LIBOR 1 Month + 4.00%), 10/10/24(r)		8,474	8,535,056

			10,059,549

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.40% (LIBOR 3 Month + 3.50%), 11/06/24(r)		2,724	2,738,943

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 5.30% (LIBOR 3 Month + 3.00%), 4/01/24(r)		4,894	4,885,526

62 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 4.65% (LIBOR 1 Month + 2.75%), 12/23/24(r)	U.S.$	10,621	$10,705,525
La Quinta Intermediate Holdings L.L.C. 5.35% (LIBOR 3 Month + 3.00%), 4/14/21(r)		8,127	8,131,853
Scientific Games International, Inc. 4.65% (LIBOR 1 Month + 2.75%), 8/14/24(r)		951	956,075
4.74% (LIBOR 1 Month + 2.75%), 8/14/24(r)		4,010	4,032,921

			23,826,374

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 5.13% (LIBOR 1 Month + 3.25%), 2/05/25(r)		826	834,791
5.25% (LIBOR 1 Month + 3.25%), 2/05/25(r)		1,033	1,043,488

			1,878,279

Consumer Cyclical - Retailers – 0.3%
J.C. Penney Corporation, Inc. 6.23% (LIBOR 3 Month + 4.25%), 6/23/23(r)		6,684	6,504,115
Michaels Stores, Inc. 4.64% (LIBOR 1 Month + 2.75%), 1/30/23(r)		644	647,244
4.65% (LIBOR 1 Month + 2.75%), 1/30/23(r)		1,827	1,836,973
Neiman Marcus Group LTD LLC 5.14% (LIBOR 1 Month + 3.25%), 10/25/20(r)		1,323	1,162,960
Serta Simmons Bedding, LLC 10.33% (LIBOR 3 Month + 8.00%), 11/08/24(r)		15,106	11,971,340

			22,122,632

Consumer Non-Cyclical – 0.7%
Acadia Healthcare Company, Inc. 4.40% (LIBOR 1 Month + 2.50%), 2/11/22-2/16/23(r)		2,968	2,995,712

abfunds.com	AB HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Air Medical Group Holdings, Inc. 5.13% (LIBOR 1 Month + 3.25%), 4/28/22(r)	U.S.$	13,440	$13,500,739
6.15% (LIBOR 1 Month + 4.25%), 3/14/25(r)		5,396	5,451,908
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 9.65% (LIBOR 1 Month + 7.75%), 9/26/25(r)		15,487	12,028,029
Arbor Pharmaceuticals, LLC 6.99% (LIBOR 2 Month + 5.00%), 7/05/23(d)(r)		7,081	7,028,004
Avantor, Inc. 5.90% (LIBOR 1 Month + 4.00%), 11/21/24(r)		6,476	6,544,335
Mallinckrodt International Finance S.A. 5.20% (LIBOR 6 Month + 2.75%), 9/24/24(r)		5,476	5,428,262
Vizient, Inc. 4.65% (LIBOR 1 Month + 2.75%), 2/13/23(r)		850	854,141

			53,831,130

Energy – 0.3%
California Resources Corporation 12.27% (LIBOR 1 Month + 10.38%), 12/31/21(d)(r)		12,618	14,163,210
Chesapeake Energy Corporation 9.44% (LIBOR 3 Month + 7.50%), 8/23/21(r)		4,080	4,314,600

			18,477,810

Other Industrial – 0.2%
American Tire Distributors, Inc. 9/01/21(s)		10,375	9,037,689
Travelport Finance (Luxembourg) S.Ã r.l. 4.40% (LIBOR 2 Month + 2.50%), 3/17/25(r)		5,991	6,011,145

			15,048,834

Services – 0.1%
iPayment, Inc. 6.62% (LIBOR 6 Month + 5.00%), 4/11/23(d)(e)(r)		3,677	3,690,335
Monitronics International, Inc. 7.80% (LIBOR 2 Month + 5.50%), 9/30/22(r)		1,846	1,783,422

			5,473,757

64 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 0.2%
Conduent Incorporated 4.90% (LIBOR 1 Month + 3.00%), 12/07/23(r)	U.S.$	1,494	$1,501,558
Solera, LLC (Solera Finance, Inc.) 4.65% (LIBOR 1 Month + 2.75%), 3/03/23(r)		13,758	13,803,027

			15,304,585

Transportation - Services – 0.1%
Avolon TLB Borrower 1 (US) LLC 4.15% (LIBOR 1 Month + 2.25%), 3/21/22(r)		6,920	6,930,173

			221,754,903

Financial Institutions – 0.1%
Insurance – 0.1%
Sedgwick Claims Management Services, Inc. 4.65% (LIBOR 1 Month + 2.75%), 3/01/21(r)		5,124	5,124,613

Total Bank Loans (cost $228,967,050)			226,879,516

		Shares
COMMON STOCKS – 1.8%
Financials – 0.6%
Diversified Financial Services – 0.1%
iPayment, Inc.(d)(e)(f)(h)		10,243,837	7,170,686

Insurance – 0.5%
Mt. Logan Re Ltd. (Preference Shares) (Series 3)(d)(h)(k)		12,695	12,398,372
Mt. Logan Re Ltd. (Preference Shares) (Series 4)(d)(h)(k)		25,000	24,878,795

			37,277,167

Real Estate – 0.0%
Calibrate Real Estate Fund(d)(e)(f)(h)		11,474	2,280,945

			46,728,798

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Berry Petroleum Corp.(d)(e)(h)		650,423	5,927,305
CHC Group LLC(h)(k)		255,317	1,851,048
Chesapeake Energy Corp.(h)		180,496	536,073
Denbury Resources, Inc.(h)		314,791	1,035,662
Golden Energy Offshore Services AS(e)(f)(h)		3,360,247	2,261,862

abfunds.com	AB HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Halcon Resources Corp.(h)	67,837	$364,285
K201640219 (South Africa) Ltd. A Shares(d)(e)(f)(h)	64,873,855	65
K201640219 (South Africa) Ltd. B Shares(d)(e)(f)(h)	10,275,684	10
Linn Energy, Inc.	6,977	273,498
Oasis Petroleum, Inc.(h)	108,058	1,191,880
Paragon Offshore Ltd. – Class A(d)(e)(h)	62,040	65,142
Paragon Offshore Ltd. – Class B(d)(e)(h)	93,060	2,733,638
Peabody Energy Corp.	297,699	10,970,208
SandRidge Energy, Inc.(h)	141,947	2,063,909
Tervita Corp.(d)(h)	125,625	934,397
Vantage Drilling International(d)(e)(h)	30,215	6,685,069
Whiting Petroleum Corp.(h)	120,450	4,916,769

		41,810,820

Information Technology – 0.2%
Internet Software & Services – 0.2%
Avaya Holdings Corp.(h)	667,132	15,270,652

IT Services – 0.0%
Goodman Networks, Inc.(d)(e)(f)(h)	179,376	– 0	–

		15,270,652

Consumer Discretionary – 0.2%
Auto Components – 0.0%
Exide Technologies(d)(f)(h)(k)	332,502	728,179

Automobiles – 0.0%
Liberty Tire Recycling LLC(d)(e)(f)(h)	12,278	731,145

Diversified Consumer Services – 0.1%
Laureate Education, Inc. – Class A(h)	586,881	8,286,760

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment Corp.(h)	69,118	784,489

Internet & Direct Marketing Retail – 0.1%
Travelport Worldwide Ltd.	181,299	3,107,465

		13,638,038

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d)(e)(f)(h)	13	435,175

66 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Machinery – 0.1%
Modular Space Corp.(d)(h)(j)		518,216	$8,809,672

			9,244,847

Materials – 0.1%
Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(d)(e)(f)(h)		5,004,988	500,499
Constellium NV – Class A(h)		636,938	7,229,246
Neenah Enterprises, Inc.(d)(e)(f)(h)		49,578	278,628

			8,008,373

Total Common Stocks (cost $143,795,839)			134,701,528

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non-Agency Fixed Rate CMBS – 1.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 2/10/36(b)(d)	U.S.$	5,344	5,114,043
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 1/12/45(d)		1,550	1,393,520
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.912%, 4/10/28(b)(d)		1,820	1,799,131
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.606%, 4/10/46(t)		7,526	418,585
Commercial Mortgage Trust Series 2012-CR1, Class XA 2.051%, 5/15/45(t)		19,870	1,212,178
Series 2012-CR3, Class XA 2.04%, 10/15/45(t)		47,979	3,260,748
Series 2012-CR5, Class XA 1.698%, 12/10/45(t)		9,669	558,925
Series 2012-LC4, Class XA 2.384%, 12/10/44(b)(t)		28,903	1,720,759
Series 2013-LC6, Class XA 1.554%, 1/10/46(t)		44,947	2,407,402
Series 2014-CR15, Class XA 1.343%, 2/10/47(t)		12,053	419,416

abfunds.com	AB HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-CR20, Class XA 1.297%, 11/10/47(t)	U.S.$	52,868	$2,675,016
Series 2014-LC15, Class D 5.109%, 4/10/47(b)(d)		8,500	7,482,556
Series 2014-LC17, Class D 3.687%, 10/10/47(b)(d)		7,603	5,600,096
DBUBS Mortgage Trust Series 2011-LC2A, Class D 5.719%, 7/10/44(b)(d)		2,500	2,585,543
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.694%, 2/10/46(t)		4,574	259,321
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.565%, 8/10/44(b)(d)		7,937	8,259,999
Series 2013-GC13, Class D 4.226%, 7/10/46(b)(d)		1,500	1,371,353
Series 2014-GC18, Class D 5.109%, 1/10/47(b)(d)		3,016	2,637,252
Series 2014-GC20, Class D 5.021%, 4/10/47(b)(d)		995	660,446
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 5.214%, 6/15/45(b)(d)		5,000	4,986,893
Series 2012-CBX, Class E 5.214%, 6/15/45(b)(d)		6,521	5,928,817
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.818%, 11/15/48(d)		5,050	4,990,141
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.784%, 11/15/45(b)(t)		32,428	1,888,457
Series 2014-C19, Class D 3.25%, 12/15/47(b)(d)		4,130	3,322,342
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.802%, 12/10/45(b)(t)		3,401	201,153
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.401%, 6/15/44(b)(d)(u)		2,576	2,497,307
Series 2012-C6, Class D 5.766%, 4/15/45(b)(d)		3,450	3,351,928

68 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2012-C7, Class XA 1.585%, 6/15/45(b)(t)	U.S.$	7,218	$322,309
Series 2012-C8, Class E 5.056%, 8/15/45(b)(d)		6,905	6,605,314
Series 2014-C20, Class D 3.986%, 5/15/47(b)(d)		9,377	7,380,530
Series 2014-C21, Class D 3.497%, 8/15/47(b)(d)		10,000	7,890,095

			99,201,575

Non-Agency Floating Rate CMBS – 0.2%
BBCMS Mortgage Trust Series 2017-GLKS, Class F 5.597% (LIBOR 1 Month + 3.70%), 11/15/34(b)(c)(d)		5,100	5,135,502
CLNS Trust Series 2017-IKPR, Class F 6.397% (LIBOR 1 Month + 4.50%), 6/11/32(b)(c)(d)		7,273	7,345,665

			12,481,167

Total Commercial Mortgage-Backed Securities (cost $114,369,111)			111,682,742

ASSET-BACKED SECURITIES – 1.2%
Other ABS - Fixed Rate – 1.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-4, Class PT Zero Coupon, 5/15/43(d)(j)		6,695	6,746,237
Series 2018-7, Class PT Zero Coupon, 6/15/43(b)(d)		8,158	8,206,849
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 5.939%, 3/16/43(d)(j)		2,375	2,384,486
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25(d)(f)(j)		14,136	4,099,540
Series 2016-5, Class R Zero Coupon, 9/25/28(d)(j)		73	2,186,490
Series 2017-2, Class R Zero Coupon, 2/25/26(d)(f)(j)		84	4,823,158
Series 2017-3, Class R Zero Coupon, 5/25/26(d)(j)		56	5,554,787

abfunds.com	AB HIGH INCOME FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2017-4, Class R1 Zero Coupon, 5/26/26(d)(j)	U.S.$	56	$5,592,940
Series 2017-5, Class R1 Zero Coupon, 9/25/26(d)(f)(j)		80	7,831,576
Series 2017-6, Class R1 Zero Coupon, 11/25/26(d)(f)(j)		94	10,818,276
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27(b)(d)		114	11,354,952
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46(b)(d)		4,692	4,859,689

			74,458,980

Home Equity Loans - Fixed Rate – 0.1%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36(d)		915	539,374
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35(d)		2,108	2,091,299
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35(d)		1,576	1,419,975
Series 2006-10, Class AF3 5.985%, 6/25/36(d)		1,575	777,790
Series 2006-6, Class AF4 6.121%, 3/25/36(d)		3,869	1,968,097
Series 2006-6, Class AF5 6.241%, 3/25/36(d)		3,131	1,592,254
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36(d)		167	166,902

			8,555,691

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 2/15/23(b)		3,890	4,122,922

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.873%, 5/25/37(d)		305	302,010

Total Asset-Backed Securities (cost $93,507,086)			87,439,603

70 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 1.1%
Industrial – 1.0%
Capital Goods – 0.0%
General Electric Co. 4.70%	16,000	$392,000

Communications - Telecommunications – 0.1%
Centaur Funding Corp. 9.08%(b)	6,280	7,017,900

Energy – 0.8%
Berry Petroleum Co. LLC 0.00%(d)(e)(h)	566,047	6,226,517
Tervita Corp. 0.00%(d)(e)(h)	7,165,266	53,295,136

		59,521,653

Services – 0.1%
iPayment, Inc. 0.00%(d)(e)(f)(h)	65,602	6,560,193

Technology – 0.0%
Goodman Networks, Inc. 0.00%(d)(e)(f)(h)	213,415	853,660

		74,345,406

Financial Institutions – 0.1%
Banking – 0.1%
Banco Santander SA Series 4 6.80%	67,000	1,699,120
GMAC Capital Trust I Series 2 8.125%	51,850	1,378,692

		3,077,812

Insurance – 0.0%
Hartford Financial Services Group, Inc. (The) 7.875%	102,401	2,967,581

REITS – 0.0%
Hersha Hospitality Trust Series C 6.875%	64,000	1,542,400

		7,587,793

abfunds.com	AB HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%		54,000	$1,428,300

Total Preferred Stocks (cost $68,377,974)			83,361,499

		Principal Amount (000)
INFLATION-LINKED SECURITIES – 1.0%
Brazil – 0.7%
Brazil Notas do Tesouro Nacional Series B 6.00%, 5/15/45-8/15/50	BRL	55,327	53,591,936

Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 2/15/44(b)	COP	14,562,910	5,168,895
Fideicomiso PA Costera 6.25%, 1/15/34(b)		7,580,000	2,772,964
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35(d)(j)		36,247,335	13,549,417

			21,491,276

Total Inflation-Linked Securities (cost $66,676,838)			75,083,212

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.7%
Argentina – 0.7%
Provincia de Buenos Aires/Argentina 5.75%, 6/15/19(b)	U.S.$	8,149	8,295,682
9.125%, 3/16/24(b)		23,904	26,413,920
26.832% (BADLAR + 3.83%), 5/31/22(c)	ARS	200,200	9,764,924
Provincia de Cordoba 7.125%, 6/10/21(b)	U.S.$	4,503	4,716,892
7.45%, 9/01/24(b)		2,617	2,695,510

Total Local Governments – Regional Bonds (cost $49,477,428)			51,886,928

72 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.0%
Empresa Nacional del Petroleo 3.75%, 8/05/26(b)	U.S.$	1,238	$1,174,553

Indonesia – 0.1%
Majapahit Holding BV 7.875%, 6/29/37(b)		5,600	7,184,800

Kazakhstan – 0.2%
KazMunayGas National Co. JSC 4.40%, 4/30/23(b)		6,200	6,145,750
5.375%, 4/24/30(b)		5,930	5,930,563
6.375%, 10/24/48(b)		2,591	2,652,762

			14,729,075

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/26(b)(h)(i)		5,000	1,254,500

Total Quasi-Sovereigns (cost $24,098,538)			24,342,928

WHOLE LOAN TRUSTS – 0.2%
Performing Asset – 0.2%
Flexpath Wh I LLC Series B3 11.00%, 9/01/22(d)(e)(f)		733	394,735
Series B2 11.00%, 1/01/22(d)(e)(f)		1,812	759,938
13.00%, 10/23/20(d)(e)(f)		1,415	347,916
Series B 11.00%, 4/01/21(d)(e)(f)		1,342	424,741
Recife Funding Zero Coupon, 11/05/29(d)(e)(f)		9,586	6,336,206
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/20-9/30/21(d)(e)(f)		7,365	4,070,071
Sheridan Consumer Finance Trust 10.86%, 3/01/21(c)(d)(e)(f)		1,866	1,832,529

Total Whole Loan Trusts (cost $23,699,469)			14,166,136

abfunds.com	AB HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Carlyle Global Market Strategies CLO Ltd. Series 2014-3A, Class D1 7.466% (LIBOR 3 Month + 5.10%), 7/27/26(b)(c)(d)	U.S.$	1,000	$1,001,432
Series 2016-1A, Class C 7.259% (LIBOR 3 Month + 4.90%), 4/20/27(b)(c)(d)		1,800	1,808,163
Dryden CLO Ltd. Series 2018-57A, Class E 7.09% (LIBOR 3 Month + 5.20%), 5/15/31(b)(c)(d)		1,741	1,692,348
Dryden Senior Loan Fund Series 2017-49A, Class E 8.655% (LIBOR 3 Month + 6.30%), 7/18/30(b)(c)(d)		2,424	2,446,898
OZLM Ltd. Series 2014-8A, Class D 7.303% (LIBOR 3 Month + 4.95%), 10/17/26(b)(c)(d)		3,450	3,456,879
Series 2018-22A, Class D 7.015% (LIBOR 3 Month + 5.30%), 1/17/31(b)(c)(d)		968	947,716

Total Collateralized Loan Obligations (cost $10,857,233)			11,353,436

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California Series 2010 7.60%, 11/01/40		1,200	1,821,192
7.625%, 3/01/40		1,250	1,866,888
7.95%, 3/01/36		2,235	2,425,400
State of Illinois Series 2010 7.35%, 7/01/35		4,120	4,456,274

Total Local Governments – US Municipal Bonds (cost $8,853,464)			10,569,754

74 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – SOVEREIGN BONDS – 0.1%
Indonesia – 0.1%
Indonesia Government International Bond 8.50%, 10/12/35(b)	U.S.$	1,645	$2,305,056
JPMorgan Chase Bank NA 9.50%, 5/17/41(b)	IDR	68,280,000	5,847,664

Total Governments – Sovereign Bonds (cost $10,178,219)			8,152,720

		Shares
WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/22(d)(h)		385,763	1,735,933
Encore Automotive Acceptance, expiring 7/05/31(d)(e)(f)(h)		44	– 0	–
Flexpath Capital, Inc., expiring 4/15/31(d)(e)(f)(h)		189,795	– 0	–
iPayment Holdings, Inc., expiring 12/29/22(d)(e)(f)(h)		1,515,784	2
Liberty Tire Recycling LLC, expiring 12/31/49(d)(e)(f)(h)		2,798	– 0	–
Midstates Petroleum Co., Inc., expiring 4/21/20(e)(h)		259,925	25,993
SandRidge Energy, Inc., A-CW22, expiring 10/03/22(h)		302,868	99,946
SandRidge Energy, Inc., B-CW22, expiring 10/03/22(h)		130,363	28,680

Total Warrants (cost $4,527,305)			1,890,554

		Notional Amount
OPTIONS PURCHASED – CALLS – 0.0%
Swaptions – 0.0%
CDX-NAHY Series 30, 5 Year Index Expiration: Jun 2018; Contracts: 302,100,000; Exercise Rate: 107.00%; Counterparty: Credit Suisse International(h)	USD	302,100,000	937,697

abfunds.com	AB HIGH INCOME FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

Options on Forward Contracts – 0.0%
TRY/EUR Expiration: May 2018; Contracts: 157,812,500; Exercise Price: TRY 5.05; Counterparty: Goldman Sachs Bank USA(h)	TRY	157,812,500	$21,096
MXN/USD Expiration: Jul 2018; Contracts: 735,500,000; Exercise Price: MXN 20.00; Counterparty: JPMorgan Chase Bank, NA(h)	MXN	735,500,000	451,555

			472,651

Total Options Purchased – Calls (premiums paid $1,862,141)			1,410,348

OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
SEK/EUR Expiration: Jun 2018; Contracts: 892,017,500; Exercise Price: SEK 9.95; Counterparty: Goldman Sachs Bank USA(h)	SEK	892,017,500	28,014
MXN/USD Expiration: Jul 2018; Contracts: 659,780,275; Exercise Price: MXN 17.94; Counterparty: Royal Bank of Scotland Group PLC(h)	MXN	659,780,275	284,944
TRY/EUR Expiration: May 2018; Contracts: 145,781,250; Exercise Price: TRY 4.66; Counterparty: Deutsche Bank AG(h)	TRY	145,781,250	1,938
MXN/USD Expiration: Aug 2018; Contracts: 1,442,875,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International(h)	MXN	1,442,875,000	303,356

Total Options Purchased – Puts (premiums paid $2,878,523)			618,252

76 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

RIGHTS – 0.0%
Utility – 0.0%
Vistra Energy Corp. Zero Coupon, 12/31/49(h) (cost $0)		45,881		$29,272

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.51%(v)(w)(x) (cost $133,854,994)		133,854,994		133,854,994

		Principal Amount (000)
Emerging Markets – Sovereigns – 0.6%
Egypt – 0.6%
Citigroup Global Markets Holdings, Inc. Zero Coupon, 6/21/18	EGP	465,281		25,759,532
Citigroup Global Markets Holdings, Inc./United States Series GSNP Zero Coupon, 10/04/18		186,110		9,824,563
HSBC Bank PLC Zero Coupon, 8/02/18(b)		139,550		7,577,703

Total Emerging Markets – Sovereigns (cost $43,144,012)				43,161,798

Governments – Treasuries – 0.3%
Egypt – 0.3%
Egypt Treasury Bills Series 273D Zero Coupon, 8/14/18-8/28/18		327,475		17,585,843
Series 364D Zero Coupon, 8/07/18		138,675		7,480,988

Total Governments – Treasuries (cost $25,198,606)				25,066,831

Time Deposits – 0.2%
BBH, Grand Cayman 0.23%, 5/01/18	GBP	0	**	1
0.25%, 5/02/18	NOK	3		325

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

0.28%, 5/02/18	HKD	0	**	$12
0.45%, 5/02/18	SGD	0	**	1
0.55%, 5/01/18	CAD	0	**	1
0.95%, 5/01/18	NZD	1		799
BNP Paribas, Paris 1.05%, 5/01/18	U.S.$	11,147		11,147,373
Sumitomo, Tokyo (0.58)%, 5/02/18	EUR	1,231		1,486,880

Total Time Deposits (cost $12,669,151)				12,635,392

Corporates – Non-Investment Grade – 0.0%
Industrial – 0.0%
Consumer Cyclical - Other – 0.0%
Lennar Corp. 8.375%, 5/15/18(b) (cost $3,249,259)	U.S.$	3,250		3,255,717

Total Short-Term Investments (cost $218,116,022)				217,974,732

Total Investments – 101.0% (cost $7,520,106,299)				7,455,668,319
Other assets less liabilities – (1.0)%				(77,435,120)

Net Assets – 100.0%				$7,378,233,199

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	723	June 2018	EUR	7,230	$29,173,865	$30,244,539	$1,070,674
S&P 500 E Mini Futures	448	June 2018	USD	22,400	60,601,699	59,292,800	(1,308,899)
U.S. T-Note 5 Yr (CBT) Futures	2,614	June 2018	USD	254,500	298,323,681	296,709,423	(1,614,258)
U.S. T-Note 10 Yr (CBT) Futures	4,787	June 2018	USD	478,700	577,012,219	572,644,875	(4,367,344)

78 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
CBOE (VIX) Futures	154	May 2018	USD	154,000	$2,557,067	$2,560,250	$(3,183)
U.S. Long Bond (CBT) Futures	1,008	June 2018	USD	1,008,000	143,833,156	144,994,500	(1,161,344)

							$(7,384,354)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	2,816	USD	3,444	5/30/18	$36,154
Australia and New Zealand Banking Group Ltd.	USD	70,855	EUR	57,218	5/30/18	(1,612,345)
Australia and New Zealand Banking Group Ltd.	NZD	45,200	USD	32,675	6/07/18	876,113
Australia and New Zealand Banking Group Ltd.	CHF	8,062	USD	8,503	6/28/18	326,543
Bank of America, NA	AUD	13,024	JPY	1,095,753	5/16/18	227,641
Bank of America, NA	USD	36,596	RUB	2,255,267	5/17/18	(849,474)
Bank of America, NA	JPY	215,876	USD	2,009	5/24/18	31,280
Bank of America, NA	EUR	4,255	USD	5,266	5/30/18	116,185
Bank of America, NA	USD	16,611	EUR	13,417	5/30/18	(374,314)
Bank of America, NA	TWD	1,206,248	USD	40,849	6/07/18	2,905
Bank of America, NA	USD	22,697	CAD	28,659	6/12/18	(354,731)
Bank of America, NA	BRL	51,701	USD	14,852	6/14/18	157,305
Bank of America, NA	MXN	685,486	USD	34,371	7/23/18	(1,806,017)
Barclays Bank PLC	NOK	63,778	EUR	6,584	5/07/18	1,389
Barclays Bank PLC	RUB	2,093,847	USD	33,773	5/17/18	585,545
Barclays Bank PLC	USD	36,578	INR	2,435,370	5/17/18	(8,674)
Barclays Bank PLC	TRY	202,817	USD	49,217	5/18/18	(451,508)
Barclays Bank PLC	SEK	11,452	USD	1,363	5/25/18	52,716
Barclays Bank PLC	AUD	23,076	NZD	24,733	6/08/18	25,590
BNP Paribas SA	AUD	23,779	USD	18,273	6/07/18	369,030
BNP Paribas SA	NZD	78,404	USD	55,828	6/07/18	669,621
BNP Paribas SA	USD	37,680	NZD	51,129	6/07/18	(1,710,136)
BNP Paribas SA	USD	44,748	CAD	56,431	6/12/18	(755,134)
BNP Paribas SA	GBP	93,584	USD	133,116	6/13/18	4,011,338
BNP Paribas SA	ARS	692,780	USD	32,954	6/26/18	717,091
BNP Paribas SA	USD	73,432	CNH	462,274	6/28/18	(462,097)
Brown Brothers Harriman & Co.	SEK	42,351	USD	5,060	5/25/18	215,322
Brown Brothers Harriman & Co.	EUR	17,913	USD	22,199	5/30/18	520,878
Citibank, NA	RUB	1,539,431	USD	24,778	5/17/18	377,548
Citibank, NA	USD	37,464	INR	2,487,639	5/17/18	(110,555)
Citibank, NA	SEK	12,594	USD	1,512	5/25/18	71,313

abfunds.com	AB HIGH INCOME FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	EUR	294,748	USD	365,751	5/30/18	$9,057,629
Citibank, NA	BRL	60,705	USD	17,488	6/04/18	216,681
Citibank, NA	NZD	45,647	USD	32,908	6/07/18	794,400
Citibank, NA	TWD	2,456,937	USD	84,668	6/07/18	1,469,733
Citibank, NA	USD	95,478	TWD	2,757,602	6/07/18	(2,098,618)
Citibank, NA	USD	5,202	ARS	103,165	6/26/18	(401,000)
Citibank, NA	USD	3,587	ARS	71,657	6/27/18	(254,916)
Citibank, NA	USD	2,299	ARS	46,317	6/29/18	(147,235)
Citibank, NA	USD	125,878	KRW	133,852,409	7/26/18	(558,821)
Credit Suisse International	EUR	6,584	NOK	63,778	5/07/18	(1,398)
Credit Suisse International	AUD	23,318	CAD	22,938	5/09/18	312,894
Credit Suisse International	JPY	1,406,567	CAD	17,064	5/11/18	418,617
Credit Suisse International	JPY	1,095,755	AUD	13,024	5/16/18	(227,653)
Credit Suisse International	CAD	11,229	NOK	66,255	5/22/18	(484,369)
Credit Suisse International	NOK	287,295	CAD	46,552	5/22/18	434,209
Credit Suisse International	EUR	17,821	USD	21,864	5/24/18	306,914
Credit Suisse International	JPY	1,556,794	USD	14,528	5/24/18	265,375
Credit Suisse International	USD	36,684	CAD	46,840	5/24/18	(186,615)
Credit Suisse International	NOK	292,376	USD	36,535	5/25/18	59,391
Credit Suisse International	EUR	19,888	USD	24,600	5/30/18	531,469
Credit Suisse International	SEK	334,992	EUR	32,608	5/30/18	1,122,169
Credit Suisse International	EUR	12,712	CAD	20,355	5/31/18	477,942
Credit Suisse International	AUD	95,426	CAD	94,778	6/07/18	2,029,074
Credit Suisse International	NZD	24,734	AUD	23,076	6/08/18	(26,680)
Credit Suisse International	EUR	5,412	TRY	26,209	6/12/18	(189,229)
Credit Suisse International	TRY	92,367	EUR	17,862	6/12/18	(800,451)
Credit Suisse International	TRY	174,091	USD	42,094	6/21/18	(89,512)
Credit Suisse International	EUR	11,975	CNH	94,214	6/22/18	356,508
Credit Suisse International	USD	7,267	ZAR	87,402	7/05/18	(314,228)
Credit Suisse International	USD	8,456	MXN	157,468	7/23/18	(145,418)
Credit Suisse International	USD	18,020	MXN	337,251	8/02/18	(249,233)
Credit Suisse International	MXN	680,916	USD	35,948	8/06/18	91,994
Credit Suisse International	USD	35,948	MXN	680,917	8/06/18	(91,967)
Credit Suisse International	CHF	3,945	SGD	5,633	8/27/18	236,091
Credit Suisse International	GBP	4,261	ZAR	75,973	10/17/18	48,739
Deutsche Bank AG	TRY	74,584	EUR	15,516	5/08/18	416,655
Deutsche Bank AG	NOK	66,137	CAD	10,942	5/14/18	276,673
Deutsche Bank AG	SEK	500,576	USD	61,210	5/25/18	3,942,076
Deutsche Bank AG	USD	42,631	EUR	34,133	5/30/18	(1,323,803)
Deutsche Bank AG	ILS	522,459	USD	149,108	7/12/18	3,311,835
Goldman Sachs Bank USA	EUR	12,609	TRY	63,413	5/08/18	349,273
Goldman Sachs Bank USA	USD	84,884	EUR	67,921	5/30/18	(2,689,120)
Goldman Sachs Bank USA	SEK	485,250	EUR	47,945	6/18/18	2,489,147
Goldman Sachs Bank USA	CHF	35,961	USD	37,557	6/19/18	1,112,934
Goldman Sachs Bank USA	MYR	33,995	USD	8,691	7/12/18	95,497
HSBC Bank USA	HKD	6,082	USD	779	5/17/18	4,055
HSBC Bank USA	USD	47,788	NOK	367,296	5/25/18	(1,966,091)
HSBC Bank USA	EUR	7,832	USD	9,669	5/30/18	191,394
HSBC Bank USA	USD	14,644	EUR	11,821	5/30/18	(338,067)
HSBC Bank USA	TWD	1,048,202	USD	36,098	6/07/18	602,816
HSBC Bank USA	CAD	228,864	USD	181,009	6/12/18	2,590,514

80 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	TRY	53,087	USD	12,850	6/21/18	$(12,903)
HSBC Bank USA	CHF	53,950	USD	56,530	6/28/18	1,810,268
JPMorgan Chase Bank, NA	CAD	22,938	AUD	23,318	5/09/18	(312,549)
JPMorgan Chase Bank, NA	CAD	17,064	JPY	1,406,568	5/11/18	(418,601)
JPMorgan Chase Bank, NA	CAD	10,942	NOK	66,137	5/14/18	(276,727)
JPMorgan Chase Bank, NA	USD	37,318	PLN	126,252	5/16/18	(1,342,073)
JPMorgan Chase Bank, NA	CAD	57,215	JPY	4,651,553	5/24/18	(1,968,305)
JPMorgan Chase Bank, NA	NOK	178,289	USD	22,863	5/25/18	620,663
JPMorgan Chase Bank, NA	EUR	95,961	SEK	997,609	5/30/18	(1,954,647)
JPMorgan Chase Bank, NA	AUD	146,479	USD	113,044	6/07/18	2,758,656
JPMorgan Chase Bank, NA	JPY	2,369,040	NZD	30,444	6/07/18	(307,176)
JPMorgan Chase Bank, NA	TWD	1,892,855	USD	65,197	6/07/18	1,100,336
JPMorgan Chase Bank, NA	USD	37,857	AUD	48,808	6/07/18	(1,109,204)
JPMorgan Chase Bank, NA	TRY	26,209	EUR	5,412	6/12/18	189,255
JPMorgan Chase Bank, NA	SEK	191,336	USD	22,089	6/14/18	163,852
JPMorgan Chase Bank, NA	USD	6,983	COP	19,050,600	6/21/18	(206,197)
JPMorgan Chase Bank, NA	CHF	38,436	USD	40,164	6/28/18	1,180,007
JPMorgan Chase Bank, NA	USD	34,474	ZAR	419,911	6/28/18	(1,042,528)
JPMorgan Chase Bank, NA	MXN	157,468	USD	8,456	7/23/18	145,432
JPMorgan Chase Bank, NA	USD	6,025	MXN	111,433	7/23/18	(144,038)
JPMorgan Chase Bank, NA	IDR	449,423,641	USD	32,354	7/26/18	384,719
JPMorgan Chase Bank, NA	USD	5,816	MXN	107,799	8/02/18	(135,790)
Morgan Stanley Capital Services LLC	EUR	11,000	USD	13,648	5/30/18	336,647
Morgan Stanley Capital Services LLC	CAD	20,354	EUR	12,712	5/31/18	(477,703)
Morgan Stanley Capital Services LLC	USD	76,203	AUD	96,846	6/07/18	(3,286,771)
Morgan Stanley Capital Services LLC	USD	56,843	GBP	39,581	6/13/18	(2,238,553)
Morgan Stanley Capital Services LLC	MXN	43,992	USD	2,424	6/14/18	88,608
Morgan Stanley Capital Services LLC	CNH	94,215	EUR	11,975	6/22/18	(356,578)
Morgan Stanley Capital Services LLC	ZAR	87,402	USD	7,267	7/05/18	314,261
Royal Bank of Scotland PLC	BRL	127,745	USD	38,466	5/03/18	2,004,501
Royal Bank of Scotland PLC	USD	36,697	BRL	127,745	5/03/18	(235,520)
Royal Bank of Scotland PLC	NOK	66,256	CAD	11,229	5/22/18	484,323
Royal Bank of Scotland PLC	USD	14,999	COP	40,482,920	6/12/18	(594,047)
Royal Bank of Scotland PLC	JPY	2,824,894	USD	26,009	6/28/18	63,603
Royal Bank of Scotland PLC	MXN	337,250	USD	18,020	8/02/18	249,243
Standard Chartered Bank	BRL	899,094	USD	271,736	5/03/18	15,115,261
Standard Chartered Bank	USD	258,279	BRL	899,094	5/03/18	(1,657,632)
Standard Chartered Bank	INR	2,463,516	USD	36,990	5/17/18	(1,932)
Standard Chartered Bank	USD	114,057	INR	7,481,022	5/17/18	(1,723,832)
Standard Chartered Bank	EUR	67,074	USD	83,274	5/30/18	2,103,975
UBS AG	BRL	1,026,840	USD	294,976	5/03/18	1,893,152
UBS AG	USD	292,964	BRL	1,026,840	5/03/18	118,236
UBS AG	BRL	1,026,840	USD	292,214	6/04/18	69,004
UBS AG	SGD	5,633	CHF	3,945	8/27/18	(235,986)
UBS AG	ZAR	75,972	GBP	4,261	10/17/18	(48,732)

						$33,030,774

abfunds.com	AB HIGH INCOME FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPTIONS WRITTEN (see Note D)

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 29, 5 Year Index	Goldman Sachs International	Sell	105.00%	Dec 2018	$36,900	$219,555	$(14,590)
CDX-NAHY Series 30, 5 Year Index	Credit Suisse International	Sell	102.00	Jun 2018	151,050	324,757	(226,974)
CDX-NAHY Series 30, 5 Year Index	Credit Suisse International	Sell	104.00	Jun 2018	151,050	536,228	(399,971)

						$1,080,540	$(641,535)

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.500	06/2018	129,675,000	BRL	129,675	$237,602	$(742,914)
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.550	06/2018	131,350,000	BRL	131,350	213,490	(520,871)
CAD vs. AUD/ JPMorgan Chase Bank, NA	CAD	1.010	05/2018	98,641,230	CAD	98,641	404,757	(1,460)
CAD vs. EUR/ Morgan Stanley Capital Services LLC	CAD	1.640	05/2018	96,876,312	CAD	96,876	371,634	(11,016)
CHF vs. GBP/ Deutsche Bank AG	CHF	1.350	06/2018	35,861,800	CHF	35,862	204,180	(507,095)

82 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
CNH vs. EUR/ Morgan Stanley Capital Services LLC	CNH	8.050	06/2018	481,993,750	CNH	481,994	$334,611	$(44,933)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	2,645,972,000	INR	2,645,972	343,546	(416,758)
KRW vs. USD/ Bank of America, NA	KRW	1,098.000	07/2018	41,202,450,000	KRW	41,202,450	246,164	(220,122)
MXN vs. USD/ Credit Suisse Inter-national	MXN	21.500	07/2018	872,470,000	MXN	872,470	693,958	(120,126)
MXN vs. USD/ Royal Bank of Scotland Group PLC	MXN	20.000	07/2018	735,500,000	MXN	735,500	539,342	(451,555)
MXN vs. USD/ Credit Suisse Inter-national	MXN	22.000	08/2018	1,813,900,000	MXN	1,813,900	1,605,301	(193,009)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	891,440,000	MXN	891,440	734,709	(119,020)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	883,722,000	MXN	883,722	494,283	(273,026)
NOK vs. CAD/ Deutsche Bank AG	NOK	6.180	05/2018	293,823,200	NOK	293,823	173,236	(485,768)

abfunds.com	AB HIGH INCOME FUND | 83

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
NOK vs. CAD/ Royal Bank of Scotland Group PLC	NOK	6.030	05/2018	291,852,000	NOK	291,852	$188,518	$(1,339,479)
NOK vs. EUR/ Barclays Bank PLC	NOK	9.920	05/2018	312,448,500	NOK	312,449	217,063	(11,451)
SEK vs. EUR/ Goldman Sachs Bank USA	SEK	10.350	06/2018	927,877,500	SEK	927,878	544,283	(2,531,341)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	30,895,000	SGD	30,895	160,474	(26,748)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	205,762,500	TRY	205,763	376,172	(220,599)
TRY vs. EUR/ Deutsche Bank AG London	TRY	5.050	05/2018	157,812,500	TRY	157,813	352,820	(21,096)
TRY vs. EUR/ JPMorgan Chase Bank, NA	TRY	5.040	06/2018	151,607,805	TRY	151,608	315,953	(391,737)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	178,214,400	TRY	178,214	1,081,199	(353,261)
ZAR vs. GBP/ UBS AG	ZAR	19.520	10/2018	513,376,000	ZAR	513,376	465,730	(387,431)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.640	07/2018	463,755,880	ZAR	463,756	422,821	(694,983)

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PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
COP vs. USD/ Morgan Stanley Capital Services LLC	COP	2,768.000	06/2018	102,692,800,000	COP	102,692,800	$338,315	$(403,283)
JPY vs. AUD/ Bank of America, NA	JPY	79.500	05/2018	7,502,812,500	JPY	7,502,813	554,794	(24,845)
JPY vs. CAD/ JPMorgan Chase Bank, NA	JPY	80.000	05/2018	7,584,000,000	JPY	7,584,000	355,527	(13,875)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	80.000	05/2018	7,532,000,000	JPY	7,532,000	365,231	(18,947)
NZD vs. AUD/ Barclays Bank PLC	NZD	1.050	06/2018	100,432,175	NZD	100,432	362,919	(89,107)

							$12,698,632	$(10,635,856)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.17%	USD	31,770	$(2,491,532)	$(2,205,518)	$(286,014)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.39	USD	30,099	(2,254,045)	(2,216,802)	(37,243)

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PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europre Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	1.94%	EUR	80,610	$(12,255,661)	$(11,077,719)	$(1,177,942)

Sale Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	Quarterly	1.48	USD	27,389	775,983	261,023	514,960
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.85	USD	86,405	7,251,398	6,654,452	596,946
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.17	USD	84,366	6,616,325	6,124,791	491,534
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	Quarterly	0.09	USD	51,660	126,286	26,536	99,750
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	Quarterly	0.56	EUR	4	304	177	127
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	1.94	EUR	80,611	12,255,812	11,418,721	837,091

86 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europre Crossover Series 29, 5 Year Index, 6/20/23*	5.00%	Quarterly	2.70%	EUR	80,610	$10,909,638	$9,686,533	$1,223,105

						$20,934,508	$18,672,194	$2,262,314

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	1,051,835	1/17/20	3 Month LIBOR	2.170%	Quarterly/ Semi-Annual	$(3,594,296)
USD	1,051,835	1/17/20	3 Month LIBOR	2.204%	Quarterly/ Semi-Annual	(2,898,612)
USD	425,210	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/ Quarterly	7,319,415
USD	425,210	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/ Quarterly	6,692,908

						$7,519,415

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)%	Quarterly	29.07%	USD	8,310	$2,512,977	$2,498,439	$14,538

Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.29	USD	6,192	366,644	158,112	208,532

abfunds.com	AB HIGH INCOME FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00%	Quarterly	38.32%	USD	7,293	$(2,030,792)	$(992,138)	$(1,038,654)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	38.32	USD	2,917	(812,261)	(397,469)	(414,792)
Citibank, NA
CDX-CMBX.NA. BBB- Series 7, 1/17/47*	3.00	Monthly	5.06	USD	5,000	(459,000)	(57,875)	(401,125)
CDX-CMBX.NA. BBB- Series 7, 1/17/47*	3.00	Monthly	5.06	USD	25,000	(2,295,000)	(273,409)	(2,021,591)
Credit Suisse International
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	1,368	(291,065)	(210,196)	(80,869)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	547	(116,383)	(84,047)	(32,336)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	1,368	(292,015)	(205,003)	(87,012)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	2,735	(583,056)	(409,451)	(173,605)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	14,000	(2,978,733)	(1,904,369)	(1,074,364)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	15,000	(3,195,667)	(1,822,578)	(1,373,089)
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	15,000	(3,191,500)	(1,749,310)	(1,442,190)

88 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA. BBB- Series 7, 1/17/47*	3.00%	Monthly	5.06%	USD	5,000	$(459,000)	$(107,596)	$(351,404)
CDX-CMBX.NA. BBB- Series 7, 1/17/47*	3.00	Monthly	5.06	USD	5,000	(459,000)	(88,375)	(370,625)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.30	EUR	1,640	309,985	154,138	155,847
Deutsche Bank AG
CMBX.NA. BBB- Series 6, 5/11/63*	3.00	Monthly	6.47	USD	2,395	(298,337)	(291,390)	(6,947)
Goldman Sachs Bank USA
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	Quarterly	38.32	USD	3,110	(866,004)	(398,618)	(467,386)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.13	USD	5,750	658,653	317,208	341,445
CDX-CMBX.NA. BB Series 6, 5/11/63*	5.00	Monthly	11.55	USD	113,618	(24,174,168)	(27,377,214)	3,203,046
CDX-CMBX.NA. BBB- Series 6, 5/11/63*	3.00	Monthly	6.47	USD	27,329	(3,399,728)	(4,098,196)	698,468
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	84.91	USD	8,310	(2,079,696)	(1,401,219)	(678,477)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00%	Quarterly	1.18%	USD	4,590	$613,691	$(269,555)	$883,246
Morgan Stanley Capital Services LLC
Bombardier, Inc., 7.450%, 5/01/34, 6/20/21*	5.00	Quarterly	1.56	USD	5,000	539,283	158,000	381,283
Weatherford International LLC, 4.500% 4/15/22, 6/20/23*	1.00	Quarterly	6.82	USD	1,112	(254,329)	(293,819)	39,490

						$(43,234,501)	$(39,145,930)	$(4,088,571)

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	52,739	LIBOR	Quarterly	USD	14,017	6/20/18	$44,781
iBoxx $ Liquid High Yield Index	52,731	LIBOR	Quarterly	USD	14,017	6/20/18	42,665
iBoxx $ Liquid High Yield Index	52,729	LIBOR	Quarterly	USD	14,017	6/20/18	42,137
iBoxx $ Liquid High Yield Index	78,893	LIBOR	Quarterly	USD	21,025	6/20/18	10,194
iBoxx $ Liquid High Yield Index	52,597	LIBOR	Quarterly	USD	14,017	6/20/18	6,796
Citibank, NA
iBoxx $ Liquid High Yield Index	52,715	LIBOR	Quarterly	USD	14,017	6/20/18	38,436

90 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	105,150	LIBOR	Quarterly	USD	28,033	6/20/18	$3,074
Morgan Stanley & Co. International PLC
iBoxx $ Liquid High Yield Index	52,557	LIBOR	Quarterly	USD	14,017	6/20/18	(3,719)

							$184,364

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	1,023	$(489)	$	– 0	–	$(489)
AUD/JPY 3/3/20*	12.75	Maturity	AUD	521	(2,478)	– 0	–	(2,478)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	1,186	(3,741)	– 0	–	(3,741)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	236	(1,221)	– 0	–	(1,221)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	281	(1,368)	– 0	–	(1,368)

Sale Contracts
UBS AG
SPDR S&P 500 ETF Trust 5/2/18*	14.20	Maturity	USD	363	– 0	–	– 0	–	– 0	–

$(9,297)	$	– 0	–	$(9,297)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at April 30, 2018
Barclays Capital, Inc.†	779	USD	(5.00	)%*	—	$779,449
Barclays Capital, Inc.†	1,664	USD	(2.75	)%*	—	1,662,890
Barclays Capital, Inc.†	3,719	USD	(1.40	)%*	—	3,710,228
Barclays Capital, Inc.†	1,790	USD	(1.25	)%*	—	1,789,689
Barclays Capital, Inc.†	1,146	USD	(1.25	)%*	—	1,142,324
Barclays Capital, Inc.†	665	USD	(1.25	)%*	—	662,950
Barclays Capital, Inc.†	3,525	USD	(0.88	)%*	—	3,524,977

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PORTFOLIO OF INVESTMENTS (continued)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at April 30, 2018
Barclays Capital, Inc.†	1,780	USD	(0.88	)%*	—	$1,779,048
Barclays Capital, Inc.†	4,981	USD	(0.40	)%*	—	4,980,973
Barclays Capital, Inc.†	3,386	USD	(0.40	)%*	—	3,386,066
Barclays Capital, Inc.†	3,333	USD	(0.38	)%*	—	3,332,589
Barclays Capital, Inc.†	1,852	USD	(0.25	)%*	—	1,852,342
Barclays Capital, Inc.†	557	USD	(0.25	)%*	—	557,050
Barclays Capital, Inc.†	1,945	USD	0.00%		—	1,944,765
Barclays Capital, Inc.†	1,632	USD	0.00%		—	1,632,000
Barclays Capital, Inc.†	7,238	USD	0.50%		—	7,238,805
Barclays Capital, Inc.†	4,713	USD	0.75%		—	4,713,187
Barclays Capital, Inc.†	4,658	USD	0.75%		—	4,659,247
Barclays Capital, Inc.†	6,921	USD	1.60%		—	6,922,853
Credit Suisse Securities (USA) LLC†	2,191	USD	(5.00	)%*	—	2,185,186
Credit Suisse Securities (USA) LLC†	3,553	EUR	(1.25	)%*	—	4,280,902
Credit Suisse Securities (USA) LLC†	3,164	USD	(1.00	)%*	—	3,162,305
Credit Suisse Securities (USA) LLC†	2,470	EUR	(1.00	)%*	—	2,977,807
Credit Suisse Securities (USA) LLC†	2,278	USD	(1.00	)%*	—	2,276,859
Credit Suisse Securities (USA) LLC†	1,826	EUR	(1.00	)%*	—	2,202,972
Credit Suisse Securities (USA) LLC†	4,300	EUR	(0.75	)%*	—	5,191,367
Credit Suisse Securities (USA) LLC†	2,258	EUR	(0.75	)%*	—	2,725,777
Credit Suisse Securities (USA) LLC†	1,556	USD	(0.75	)%*	—	1,555,764
Credit Suisse Securities (USA) LLC†	6,183	USD	(0.50	)%*	—	6,182,691
Credit Suisse Securities (USA) LLC†	291	USD	(0.25	)%*	—	291,534
Credit Suisse Securities (USA) LLC†	1,905	USD	0.50%		—	1,905,529
Credit Suisse Securities (USA) LLC†	3,256	USD	1.25%		—	3,260,748
Credit Suisse Securities (USA) LLC†	2,743	USD	1.45%		—	2,749,526
Deutsche Bank Securities Inc.†	2,161	USD	(0.75	)%*	—	2,154,048
Deutsche Bank Securities Inc.†	4,223	USD	0.00%		—	4,221,186
Deutsche Bank Securities Inc.†	1,669	USD	1.25%		—	1,676,157
HSBC Securities (USA) Inc.†	19,078	USD	0.00%		—	19,117,299
JPMorgan Chase Bank, NA†	3,000	USD	1.50%		—	3,001,500

92 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at April 30, 2018
Nomura International PLC†	2,581	USD	(1.00	)%*	—	$2,578,812
RBC Capital Markets†	2,265	USD	(5.00	)%*	—	2,260,281
RBC Capital Markets†	1,009	USD	(1.75	)%*	—	1,007,990
RBC Capital Markets†	3,889	USD	(1.50	)%*	—	3,874,621
RBC Capital Markets†	2,419	USD	(1.00	)%*	—	2,410,165
RBC Capital Markets†	1,696	USD	(1.00	)%*	—	1,694,744
RBC Capital Markets†	1,059	USD	(0.75	)%*	—	1,057,491
RBC Capital Markets†	2,150	USD	(0.50	)%*	—	2,147,540
RBC Capital Markets†	2,825	USD	(0.25	)%*	—	2,821,528
RBC Capital Markets†	4,180	USD	1.30%		—	4,181,208
RBC Capital Markets†	2,352	USD	1.30%		—	2,354,102
RBC Capital Markets†	2,218	USD	1.35%		—	2,220,082
RBC Capital Markets†	2,368	USD	1.40%		—	2,372,965
RBC Capital Markets†	2,233	USD	1.45%		—	2,235,014
RBC Capital Markets†	2,075	USD	1.45%		—	2,075,754
RBC Capital Markets†	2,879	USD	1.50%		—	2,884,741
RBC Capital Markets†	6,526	USD	1.55%		—	6,542,820
RBC Capital Markets†	5,281	USD	1.55%		—	5,292,746

						$177,403,193

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2018

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$149,687,288	$	– 0	–	$	– 0	–	$	– 0	–	$149,687,288
Governments – Treasuries	19,117,299		– 0	–		– 0	–		– 0	–	19,117,299
Corporates – Investment Grade	5,355,602		– 0	–		– 0	–		– 0	–	5,355,602
Emerging Markets – Corporate Bonds	3,243,004		– 0	–		– 0	–		– 0	–	3,243,004

Total	$177,403,193	$	– 0	–	$	– 0	–	$	– 0	–	$177,403,193

**	Principal amount less than 500.

***	Final principal payment made on June 1, 2018.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate market value of these securities amounted to $2,898,219,379 or 39.3% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2018.

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PORTFOLIO OF INVESTMENTS (continued)

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Illiquid security.

(f)	Fair valued by the Adviser.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2018.

(h)	Non-income producing security.

(i)	Defaulted.

(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.44% of net assets as of April 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Aveta, Inc. 10.50%, 3/01/21	12/18/17	$	– 0	–	$1	0.00%
BI-LO LLC/BI-LO Finance Corp. 8.625%, 9/15/18	4/28/15		12,907,408		7,751,307	0.11%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.397%, 4/25/26	4/29/16		10,290,073		10,467,251	0.14%
Bellemeade Re II Ltd. Series 2016-1A, Class B1 13.897%, 4/25/26	4/29/16		2,330,884		2,465,747	0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2 6.197%, 7/25/25	7/27/15		3,029,063		3,074,548	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-4, Class PT 0.0%, 5/15/43	3/27/18		6,738,628		6,746,237	0.09%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 5.939%, 3/16/43	3/07/18		2,387,845		2,384,486	0.03%
Creditcorp 12.00%, 7/15/18	6/28/13		6,202,192		5,708,600	0.08%
Dominican Republic International Bond 16.00%, 7/10/20	12/08/10		15,526,073		13,201,465	0.18%
Dominican Republic International Bond 12.00%, 1/20/22	1/23/15		7,873,430		7,628,222	0.10%
Dominican Republic International Bond 10.50%, 1/17/20	1/23/15		7,782,695		7,295,913	0.10%
Dominican Republic International Bond 15.95%, 6/04/21	1/11/13		1,441,869		1,270,071	0.02%

94 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Technologies 11.00%, 4/30/22	4/30/15	$24,027,682		$23,385,696		0.32%
Exide Technologies 7.25%, 4/30/25	5/03/17	1,708,573		1,732,397		0.02%
Exide Technologies 7.00%, 4/30/25	11/10/16	532,044		535,674		0.01%
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35	3/04/16	10,630,808		13,549,417		0.18%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	6/30/17	6,493,205		185,605		0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	1/31/17	1,342,151		521,139		0.01%
Liberty Tire Recycling LLC 9.50%, 1/15/23	1/03/18	840,962		840,962		0.01%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	5/15/13	12,955,187		161		0.00%
Modular Space Corp.	2/23/17	7,676,909		8,809,672		0.12%
SoFi Consumer Loan Program LLC Series 2017-6, Class R1 Zero Coupon, 11/25/26	11/09/17	10,996,114		10,818,276		0.15%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17	8,413,600		7,831,576		0.11%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1 Zero Coupon, 5/26/26	6/28/17	5,740,087		5,592,940		0.08%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 5/25/26	5/11/17	6,200,880		5,554,787		0.08%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 2/25/26	6/15/17	6,274,299		4,823,158		0.07%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25	7/28/17	4,541,300		4,099,540		0.06%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 9/25/28	6/23/17	3,881,020		2,186,490		0.03%
Texas Competitive/TCEH 11.50%, 10/01/20	4/14/11	– 0	–	– 0	–	0.00%

abfunds.com	AB HIGH INCOME FUND | 95

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tonon Luxembourg SA 7.25%, 1/24/20	1/24/13	$6,352,630	$311,947	0.00%
Vantage Drilling International 10.00%, 12/31/20	2/10/16	413,608	422,380	0.01%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	8/01/12	11,383,331	884,845	0.01%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	6/09/14	2,486,550	687,500	0.01%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	2/24/14	5,618,897	607,260	0.01%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	10/19/12	2,931,444	258,427	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.147%, 11/25/25	9/06/16	5,976,975	6,664,677	0.09%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.397%, 11/25/25	9/28/15	3,322,506	3,890,626	0.05%
iPayment, Inc. 10.75%, 4/15/24	4/06/17	5,843,498	6,610,230	0.09%

(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$1,851,048		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	10,906,555	15,831,520		0.21%
Exide Technologies	4/30/15	513,771	593,199		0.01%
Exide Technologies	4/30/15	116,907	134,980		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/11/12	10	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares)	4/01/15	25,000,000	24,878,795		0.34%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,398,372		0.17%

(l)	Defaulted matured security.

(m)	Convertible security.

(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(q)	Inverse interest only security.

(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at April 30, 2018.

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PORTFOLIO OF INVESTMENTS (continued)

(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	IO – Interest Only.

(u)	Variable rate coupon, rate shown as of April 30, 2018.

(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(w)	The rate shown represents the 7-day yield as of period end.

(x)	Affiliated investments.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

DOP – Dominican Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

LKR – Sri Lankan Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

12MTA – 12 Month Treasury Average

ABS – Asset-Backed Securities

ARPP7DRR – Argentina Central Bank 7-Day Repo Reference Rate

BADLAR – Argentina Deposit Rates Badlar Private Banks

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipt

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 97

STATEMENT OF ASSETS & LIABILITIES

April 30, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,386,251,305)	$7,321,813,325
Affiliated issuers (cost $133,854,994)	133,854,994
Foreign currencies, at value (cost $27,871,661)	27,599,356
Cash collateral due from broker	24,712,809
Unaffiliated dividends and interest receivable	116,865,350
Unrealized appreciation on forward currency exchange contracts	74,198,207
Receivable for capital stock sold	12,173,315
Unrealized appreciation on credit default swaps	5,925,895
Receivable for unsettled reverse repurchase agreements	4,787,104
Receivable for investment securities sold and foreign currency transactions	4,416,160
Upfront premiums paid on credit default swaps	3,285,897
Receivable for terminated variance and total return swaps	1,169,385
Affiliated dividends receivable	315,925
Unrealized appreciation on total return swaps	188,083
Receivable for variation margin on centrally cleared swaps	150,182

Total assets	7,731,455,987

Liabilities
Options written, at value (premiums received $12,698,632)	10,635,856
Swaptions written, at value (premiums received $1,080,540)	641,535
Payable for reverse repurchase agreements	177,403,193
Upfront premiums received on credit default swaps	42,431,827
Unrealized depreciation on forward currency exchange contracts	41,167,433
Payable for investment securities purchased	24,617,747
Payable for capital stock redeemed	20,730,699
Cash collateral received from broker	10,547,000
Unrealized depreciation on credit default swaps	10,014,466
Dividends payable	5,029,356
Payable for unsettled reverse repurchase agreements	4,035,045
Advisory fee payable	2,616,085
Distribution fee payable	1,187,652
Payable for variation margin on centrally cleared swaps	416,452
Payable for variation margin on futures	337,455
Transfer Agent fee payable	320,184
Due to Custodian	75,281
Administrative fee payable	21,576
Unrealized depreciation on variance swaps	9,297
Unrealized depreciation on total return swaps	3,719
Directors’ fee payable	3,345
Accrued expenses and other liabilities	977,585

Total liabilities	353,222,788

Net Assets	$7,378,233,199

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Composition of Net Assets
Capital stock, at par	$860,278
Additional paid-in capital	7,704,833,135
Distributions in excess of net investment income	(54,788,866)
Accumulated net realized loss on investment and foreign currency transactions	(241,528,095)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(31,143,253)

$7,378,233,199

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,614,583,512	188,709,433	$8.56	*

B	$1,477,038	171,090	$8.63

C	$1,000,876,675	115,621,241	$8.66

Advisor	$3,967,569,204	463,106,389	$8.57

R	$81,327,610	9,508,120	$8.55

K	$126,269,698	14,755,226	$8.56

I	$268,072,006	31,285,359	$8.57

Z	$318,057,456	37,121,253	$8.57

*	The maximum offering price per share for Class A shares was $8.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $1,255,844)	$256,958,815
Dividends
Unaffiliated issuers	1,369,188
Affiliated issuers	634,603
Other income	18,296	$258,980,902

Expenses
Advisory fee (see Note B)	17,057,760
Distribution fee—Class A	2,173,905
Distribution fee—Class B	8,202
Distribution fee—Class C	5,309,290
Distribution fee—Class R	210,558
Distribution fee—Class K	155,595
Transfer agency—Class A	801,643
Transfer agency—Class B	929
Transfer agency—Class C	486,120
Transfer agency—Advisor Class	1,859,767
Transfer agency—Class R	109,490
Transfer agency—Class K	124,476
Transfer agency—Class I	98,397
Transfer agency—Class Z	27,245
Custodian	306,238
Printing	294,811
Registration fees	169,292
Audit and tax	92,021
Administrative	29,208
Legal	21,535
Directors’ fees	14,219
Miscellaneous	117,565

Total expenses before interest expense	29,468,266
Interest expense	581,831

Total expenses	30,050,097
Less: expenses waived and reimbursed by the Adviser (see Note B)	(80,772)

Net expenses		29,969,325

Net investment income		229,011,577

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$(30,423,496	)(a)
Forward currency exchange contracts	(38,346,182)
Futures	(7,534,427)
Options written	26,558,283
Swaps	(21,443,192)
Swaptions written	1,949,130
Foreign currency transactions	(44,238,407)
Net change in unrealized appreciation/depreciation on:
Investments	(193,009,215)
Forward currency exchange contracts	14,548,882
Futures	(10,288,448)
Options written	7,021,237
Swaps	13,244,943
Swaptions written	(208,185)
Foreign currency denominated assets and liabilities	978,012

Net loss on investment and foreign currency transactions	(281,191,065)

Net Decrease in Net Assets from Operations	$(52,179,488)

(a)	Includes foreign capital gains taxes of $208,503.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$229,011,577	$409,538,873
Net realized gain (loss) on investment and foreign currency transactions	(113,478,291)	65,691,252
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(167,712,774)	223,134,414

Net increase (decrease) in net assets from operations	(52,179,488)	698,364,539
Dividends to Shareholders from
Net investment income
Class A	(58,655,454)	(115,827,715)
Class B	(48,453)	(106,219)
Class C	(31,398,664)	(63,372,353)
Advisor Class	(140,772,636)	(252,357,478)
Class R	(2,664,925)	(4,880,818)
Class K	(4,129,077)	(6,831,166)
Class I	(9,630,022)	(18,370,671)
Class Z	(9,604,369)	(9,659,211)
Capital Stock Transactions
Net increase (decrease)	(401,270,072)	71,295,486

Total increase (decrease)	(710,353,160)	298,254,394
Net Assets
Beginning of period	8,088,586,359	7,790,331,965

End of period (including distributions in excess of net investment income of ($54,788,866) and ($26,896,843), respectively)	$7,378,233,199	$8,088,586,359

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”), was incorporated in the State of Maryland on December 2, 1993, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using

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NOTES TO FINANCIAL STATEMENTS (continued)

market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined

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NOTES TO FINANCIAL STATEMENTS (continued)

inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$3,145,096,420	$67,210,108	#	$3,212,306,528
Governments – Treasuries		– 0	–	699,060,977	– 0	–	699,060,977
Collateralized Mortgage Obligations		– 0	–	566,524,480	– 0	–	566,524,480
Emerging Markets – Treasuries		– 0	–	535,778,873	– 0	–	535,778,873
Corporates – Investment Grade		– 0	–	527,363,928	– 0	–	527,363,928
Emerging Markets – Sovereigns		– 0	–	491,430,923	– 0	–	491,430,923
Emerging Markets – Corporate Bonds		– 0	–	359,668,612	1,990,838		361,659,450
Bank Loans		– 0	–	200,493,004	26,386,512		226,879,516

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3		Total
Common Stocks	$60,143,806		$	– 0	–	$74,557,722		$134,701,528
Commercial Mortgage-Backed Securities	– 0	–		15,344,268		96,338,474		111,682,742
Asset-Backed Securities	– 0	–		4,122,922		83,316,681		87,439,603
Preferred Stocks	9,408,093			7,017,900		66,935,506		83,361,499
Inflation-Linked Securities	– 0	–		61,533,795		13,549,417		75,083,212
Local Governments – Regional Bonds	– 0	–		51,886,928		– 0	–	51,886,928
Quasi-Sovereigns	– 0	–		24,342,928		– 0	–	24,342,928
Whole Loan Trusts	– 0	–		– 0	–	14,166,136		14,166,136
Collateralized Loan Obligations	– 0	–		– 0	–	11,353,436		11,353,436
Local Governments – US Municipal Bonds	– 0	–		10,569,754		– 0	–	10,569,754
Governments – Sovereign Bonds	– 0	–		8,152,720		– 0	–	8,152,720
Warrants	154,619			– 0	–	1,735,935	#	1,890,554
Options Purchased – Calls	– 0	–		1,410,348		– 0	–	1,410,348
Options Purchased – Puts	– 0	–		618,252		– 0	–	618,252
Rights	29,272			– 0	–	– 0	–	29,272
Short-Term Investments:
Investment Companies	133,854,994			– 0	–	– 0	–	133,854,994
Emerging Markets – Sovereigns	– 0	–		43,161,798		– 0	–	43,161,798
Governments – Treasuries	– 0	–		25,066,831		– 0	–	25,066,831
Time Deposits	– 0	–		12,635,392		– 0	–	12,635,392
Corporates – Non-Investment Grade	– 0	–		3,255,717		– 0	–	3,255,717

Total Investments in Securities	203,590,784			6,794,536,770		457,540,765		7,455,668,319
Other Financial Instruments*:
Assets
Futures	– 0	–		1,070,674		– 0	–	1,070,674	†
Forward Currency Exchange Contracts	– 0	–		74,198,207		– 0	–	74,198,207
Centrally Cleared Credit Default Swaps	– 0	–		37,935,746		– 0	–	37,935,746	†
Centrally Cleared Interest Rate Swaps	– 0	–		14,012,323		– 0	–	14,012,323	†
Credit Default Swaps	– 0	–		5,001,233		– 0	–	5,001,233
Total Return Swaps	– 0	–		188,083		– 0	–	188,083
Liabilities
Futures	(8,455,028)			– 0	–	– 0	–	(8,455,028	)†
Forward Currency Exchange Contracts	– 0	–		(41,167,433)		– 0	–	(41,167,433)

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Investments in Securities	Level 1	Level 2	Level 3	Total
Credit Default Swaptions Written	$	– 0	–	$(641,535)	$	– 0	–	$(641,535)
Currency Options Written	– 0	–	(10,635,856)	– 0	–	(10,635,856)
Centrally Cleared Credit Default Swaps	– 0	–	(17,001,238)	– 0	–	(17,001,238	)†
Centrally Cleared Interest Rate Swaps	– 0	–	(6,492,908)	– 0	–	(6,492,908	)†
Credit Default Swaps	– 0	–	(48,235,734)	– 0	–	(48,235,734)
Total Return Swaps	– 0	–	(3,719)	– 0	–	(3,719)
Variance Swaps	– 0	–	(9,297)	– 0	–	(9,297)
Reverse Repurchase Agreements	(177,403,193)	– 0	–	– 0	–	(177,403,193)

Total^	$17,732,563	$6,802,755,316	$457,540,765	$7,278,028,644

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation of futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Common Stocks
Balance as of 10/31/17	$58,323,801		$2,021,391		$30,526,181		$57,675,940
Accrued discounts/ (premiums)	67,409		(554,241)		33,339		– 0	–
Realized gain (loss)	(1,575,472)		– 0	–	71,283		1,559,557
Change in unrealized appreciation/ depreciation	18,153,310		(574,731)		461,273		3,575,737
Purchases/Pay ups	3,300,690		397,640		3,713,406		1,054,439
Sales/Pay downs	(21,178,425)		– 0	–	(7,869,454)		(2,722,788)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	10,118,795		700,779		13,511,261		13,414,837
Transfers out of level 3	– 0	–	– 0	–	(14,060,777)		– 0	–

Balance as of 04/30/18	$67,210,108		$1,990,838		$26,386,512		$74,557,722

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	Corporates - Non-Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Common Stocks
Net change in unrealized appreciation/depreciation from investments held as of 04/30/18**	$5,144,184		$(126,345)		$536,983		$3,425,789

	Commercial Mortgage- Backed Securities		Asset- Backed Securities		Preferred Stocks		Inflation- Linked Securities
Balance as of 10/31/17	$106,247,106		$55,460,954		$64,354,359		$12,511,202
Accrued discounts/ (premiums)	183,310		(304,865)		– 0	–	14,670
Realized gain (loss)	(819,212)		1,850,883		– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	1,007,723		(5,412,701)		2,581,147		1,023,545
Purchases	6,903,789		39,752,980		– 0	–	– 0	–
Sales/Paydowns	(17,184,242)		(8,030,570)		– 0	–	– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 04/30/18	$96,338,474		$83,316,681		$66,935,506		$13,549,417

Net change in unrealized appreciation/depreciation from investments held as of 04/30/18**	$(724,423)		$(6,128,394)		$2,581,147		$1,023,545

	Whole Loan Trusts		Collateralized Loan Obligations		Warrants#		Short Term Investments: Emerging Markets - Sovereigns
Balance as of 10/31/17	$31,293,986		$8,681,968		$36,530		$7,283,376
Accrued discounts/ (premiums)	26,653		45,374		– 0	–	3,435
Realized gain (loss)	(7,952,514)		– 0	–	– 0	–	136,099
Change in unrealized appreciation/ depreciation	2,473,058		(82,657)		1,699,401		(111,295)
Purchases	322,639		2,708,751		4		– 0	–
Sales/Paydowns	(11,997,686)		– 0	–	– 0	–	(7,311,615)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 04/30/18	$14,166,136		$11,353,436		$1,735,935		$ – 0	–

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	Whole Loan Trusts		Collateralized Loan Obligations	Warrants#	Short Term Investments: Emerging Markets - Sovereigns
Net change in unrealized appreciation/depreciation from investments held as of 04/30/18**	$(998,029)		$(82,657)	$1,699,401	$	– 0	–

	Total
Balance as of 10/31/17	$434,416,794
Accrued discounts/ (premiums)	(484,916)
Realized gain (loss)	(6,729,376)
Change in unrealized appreciation/ depreciation	24,793,810
Purchases	58,154,338
Sales/Paydowns	(76,294,780)
Reclassification	– 0	–
Transfers into level 3	37,745,672
Transfers out of level 3	(14,060,777)

Balance as of 04/30/18	$457,540,765	+

Net change in unrealized appreciation/depreciation from investments held as of 04/30/18**	$6,351,201

#	The Fund held securities with zero market value during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

+	There were de minimis transfers during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at April 30, 2018. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 4/30/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates – Non-Investment Grade	$1,899,638	Recovery Analysis	Collateral Value	$100.00 / N/A
	$840,962	Market Approach	Par Value	$100.00 / N/A
	$4,927	Projected Cash Flow	Terms of Escrow	$1.80 per
$1,000 Principal

$2,745,527

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	Fair Value at 4/30/18			Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks		$24,878,795		Market Approach	NAV Equivalent	$995.15 / N/A
		$12,398,372		Market Approach	NAV Equivalent	$976.63 / N/A
		$7,170,686		Market Approach	EBITDA* Projection	$113.4mm / N/A
					EBITDA* Multiples	7.0X-9.0X / 8.0X
		$2,280,945		Recovery Analysis	Liquidation Value	$198.80 / N/A
		$731,145		Market Approach	EBITDA* Projection	$44.6 mm / N/A
					EBITDA Multiples	5.0X-7.0X / 6.0X
		$728,179		Market Approach	EBITDA* Projection	$194.0mm / N/A
					EBITDA* Multiples	4.5X-5.5X / 5.0X
		$500,499		Market Approach	EBITDA* Projection	$99.0mm / N/A
					EBITDA* Multiples	5.1X / N/A
		$435,175		Market Approach	EBITDA* Projection	$370.0mm / N/A
					EBITDA* Multiples	15.5X / N/A
		$278,628		Market Approach	EBITDA* Projection	$40.1 mm / N/A
					EBITDA* Multiples	4.2X-6.2X / 5.2X
	$	– 0	–	Qualitative Assessment		$0.00 / N/A

$49,402,424

Preferred Stocks		$6,560,193		Market Approach	EBITDA* Projection	$113.4mm / N/A
					EBITDA* Multiples	7.0X-9.0X / 8.0X
Whole Loan Trusts		$6,336,206		Market Approach	Underlying NAV of the Collateral	$66.10 / N/A
		$4,070,071		Recovery Analysis	Cumulative Loss	<20% / N/A
		$1,832,529		Discounted Cash Flow	Cash Flow Yield	98.19% / N/A
		$759,938		Discounted Cash Flow	Level Yield	41.95% / N/A
		$424,741		Discounted Cash Flow	Level Yield	31.64% / N/A
		$394,735		Discounted Cash Flow	Level Yield	53.87% / N/A
		$347,916		Discounted Cash Flow	Level Yield	24.58% / N/A

$14,166,136

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Par Value, Terms of Escrow, Underlying NAV of the Collateral, NAV Equivalent, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Cash Flow Yield and Level Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement

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these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated

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assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2018, the reimbursement for such services amounted to $29,208.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $915,982 for the six months ended April 30, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $82,019 from the sale of Class A shares and received $9,548, $144 and $31,054 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its investment advisory fee from the Fund in an amount equal to the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2018 such waiver amounted to $80,772.

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A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$68,969	$1,151,963	$1,087,077	$133,855	$635

Brokerage commissions paid on investment transactions for the six months ended April 30, 2018 amounted to $225,977, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Effective January 29, 2016, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $5,718,184, $17,802,694, $986,710 and $894,189 for Class B, Class C, Class R, and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,521,246,119		$1,593,551,160
U.S. government securities	– 0	–	535,851,083

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$450,681,400
Gross unrealized depreciation	(480,701,602)

Net unrealized depreciation	$(30,020,202)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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During the six months ended April 30, 2018, the Fund held foreign-currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount of shown as due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including

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government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. As of April 30, 2018 the maximum payment for written put options amounted to $327,398,652. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right,

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but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. At April 30, 2018 the maximum payment for written put swaptions amounted to $339,000,000. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract

During the six months ended April 30, 2018, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held written options for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk.

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This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a

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realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

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In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty. As of April 30, 2018, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $8,310,000.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended April 30, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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During the six months ended April 30, 2018, the Fund held total return swaps for non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended April 30, 2018, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended April 30, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Receivable/Payable for variation margin on futures	$7,142,946	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$14,012,323	*	Receivable/Payable for variation margin on centrally cleared swaps	6,492,908	*

Interest rate contracts	Unrealized appreciation on total return swaps	188,083		Unrealized depreciation on total return swaps	3,719

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	74,198,207		Unrealized depreciation on forward currency exchange contracts	41,167,433

Foreign currency contracts				Unrealized depreciation on variance swaps	9,297

Foreign currency contracts	Investments in securities, at value	1,090,903		Options written, at value	10,635,856

Credit contracts	Unrealized appreciation on credit default swaps	5,925,895		Unrealized depreciation on credit default swaps	10,014,466

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	3,763,513	*	Receivable/Payable for variation margin on centrally cleared swaps	1,501,199	*

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Investments in securities, at value	$937,697		Swaptions written, at value	$641,535

Equity contracts	Receivable/Payable for variation margin on futures	1,070,674	*	Receivable/Payable for variation margin on futures	1,312,082	*

Total		$101,187,295			$78,921,441

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	$(4,001,756)		$4,533,608

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(4,519,762)		(6,922,840)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	(38,346,182)		14,548,882

Foreign currency contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	– 0	–	(9,297)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	$(4,361,019)		$804,201

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	24,943,644		7,021,237

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	– 0	–	(210,283)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	11,434,051		9,632,417

Credit contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	1,949,130		(208,185)

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(28,875,487)		(911,785)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(3,014,665)		(3,365,608)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	$(2,014,706)	$577,293

Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	1,614,639	– 0	–

Total		$(45,192,113)	$25,489,640

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2018:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$105,705,280	(a)
Average notional amount of sale contracts	$386,880,975

Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,697,958,247

Credit Default Swaps:
Average notional amount of buy contracts	$8,310,000	(b)
Average notional amount of sale contracts	$287,706,563

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,669,916,713
Average principal amount of sale contracts	$4,163,380,728

Futures:
Average original value of buy contracts	$622,068,927
Average original value of sale contracts	$203,455,405

Total Return Swaps:
Average notional amount	$186,239,716

Variance Swaps:
Average notional amount	$7,203,051

Purchased Options:
Average notional amount	$668,289,727

Options Written:
Average notional amount	$1,813,646,367

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Purchased Swaptions:
Average notional amount.	$302,100,000	(c)

Swaptions Written:
Average notional amount	$246,994,143

(a)	Positions were open for five months during the reporting period.

(b)	Positions were open for four months during the reporting period.

(c)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at year end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of April 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Australia & New Zealand Banking Group Ltd.	$1,238,810	$(1,238,810)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	681,889	(681,889)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	1,031,884	(1,031,884)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	5,767,080	(2,927,367)	– 0	–	– 0	–	2,839,713
Brown Brothers Harriman & Co.	736,200	– 0	–	– 0	–	– 0	–	736,200
Citibank, NA	12,025,740	(6,325,145)	– 0	–	– 0	–	5,700,595
Credit Suisse International	8,242,424	(8,242,424)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	7,949,177	(2,642,807)	– 0	–	– 0	–	5,306,370
Goldman Sachs Bank USA/Goldman Sachs International	7,884,356	(7,884,356)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	5,199,047	(2,317,061)	(500,000)	– 0	–	2,381,986

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
JPMorgan Chase Bank, NA	$6,994,475	$(6,994,475)	$	– 0	–	$	– 0	–	$ – 0	–
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC	1,278,799	(1,278,799)		– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	3,086,614	(3,086,614)		– 0	–		– 0	–	– 0	–
Standard Chartered Bank	17,219,236	(3,383,396)		(10,197,000)			(533,230)		3,105,610
UBS AG	2,080,392	(919,496)		– 0	–		– 0	–	1,160,896

Total	$81,416,123	$(48,954,523)		$(10,697,000)			$(533,230)		$21,231,370	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Australia & New Zealand Banking Group Ltd.	$1,612,345	$(1,238,810)	$	– 0	–	$	– 0	–	$373,535
Bank of America, NA	3,629,503	(681,889)		– 0	–		(789,233)		2,158,381
Barclays Bank PLC	3,403,793	(1,031,884)		– 0	–		(2,363,946)		7,963
BNP Paribas SA	2,927,367	(2,927,367)		– 0	–		– 0	–	– 0	–
Citibank, NA	6,325,145	(6,325,145)		– 0	–		– 0	–	– 0	–
Credit Suisse International	15,313,252	(8,242,424)		– 0	–		(7,070,828)		– 0	–
Deutsche Bank AG	2,642,807	(2,642,807)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	35,876,256	(7,884,356)		– 0	–		(27,991,900)		– 0	–
HSBC Bank USA	2,317,061	(2,317,061)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	11,305,450	(6,994,475)		– 0	–		(364,320)		3,946,655

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Morgan Stanley & Co. International PLC/ Morgan Stanley Capital Services LLC	$8,417,102	$(1,278,799)	$(150,000)		$(6,988,303)		$	– 0	–
Royal Bank of Scotland PLC	2,620,601	(2,620,601)	– 0	–	– 0	–		– 0	–
Standard Chartered Bank	3,383,396	(3,383,396)	– 0	–	– 0	–		– 0	–
UBS AG	919,496	(919,496)	– 0	–	– 0	–		– 0	–

Total	$100,693,574	$(48,488,510)	$(150,000)		$(45,568,530)			$6,486,534	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty. See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/ or posted to the counterparty and create one single net payment due to or

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from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2018, the average amount of reverse repurchase agreements outstanding was $180,409,439 and the daily weighted average interest rate was (0.19)%. During the period, the Fund received net interest payments from counterparties. At April 30, 2018, the Fund had reverse repurchase agreements outstanding in the amount of $177,403,193 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2018:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$56,271,432	$(56,271,432)	$	– 0	–
Credit Suisse Securities (USA) LLC	40,948,967	(40,208,368)		740,599
Deutsche Bank Securities Inc.	8,051,391	(7,985,389)		66,002
HSBC Securities (USA) LLC	19,117,299	(19,062,713)		54,586
JPMorgan Chase Bank, NA	3,001,500	(3,001,500)		– 0	–
Nomura international PLC	2,578,812	(2,568,887)		9,925
RBC Capital Markets	47,433,792	(46,215,333)		1,218,459

	$177,403,193	$(175,313,622)		$2,089,571

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which

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are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of April 30, 2018, the Fund had no unfunded loan commitments outstanding.

As of April 30, 2018, the Fund had the following bridge loan commitments outstanding:

Loan	Unfunded Loan Participation Commitments	Funded
BI-LO Finance LLC 0.00%, 03/08/2024	$27,100,000	$	– 0	–
Paysafe 0.00%, 04/25/2019	$21,800,000	$	– 0	–

During the six months ended April 30, 2018, the Fund received no commitment fees or additional funding fees in amount of $18,296.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Class A
Shares sold	19,874,057	59,539,546	$174,555,168	$524,452,084

Shares issued in reinvestment of dividends	4,323,031	8,337,179	37,748,394	73,596,854

Shares converted from Class B	31,262	75,113	274,059	663,437

Shares converted from Class C	384,161	7,067,338	3,360,190	63,185,262

Shares redeemed	(45,750,355)	(103,550,253)	(400,542,273)	(910,606,125)

Net decrease	(21,137,844)	(28,531,077)	$(184,604,462)	$(248,708,488)

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	Shares		Amount
	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Class B
Shares sold	7,058	20,847	$62,143	$185,327

Shares issued in reinvestment of dividends	5,170	10,799	45,550	96,067

Shares converted to Class A	(30,986)	(74,434)	(274,059)	(663,436)

Shares redeemed	(12,288)	(25,202)	(107,556)	(224,113)

Net decrease	(31,046)	(67,990)	$(273,922)	$(606,155)

Class C
Shares sold	4,971,538	17,383,871	$44,076,821	$155,119,956

Shares issued in reinvestment of dividends	2,030,911	4,150,329	17,938,631	37,041,421

Shares converted to Class A	(379,818)	(6,981,497)	(3,360,190)	(63,185,261)

Shares redeemed	(17,441,551)	(36,528,477)	(154,420,398)	(326,177,026)

Net decrease	(10,818,920)	(21,975,774)	$(95,765,136)	$(197,200,910)

Advisor Class
Shares sold	120,165,753	256,806,422	$1,053,174,101	$2,267,355,742

Shares issued in reinvestment of dividends	9,492,147	16,263,782	82,946,395	143,935,149

Shares redeemed	(154,434,484)	(227,319,697)	(1,354,276,193)	(2,002,212,034)

Net increase (decrease)	(24,776,584)	45,750,507	$(218,155,697)	$409,078,857

Class R
Shares sold	1,073,743	2,786,406	$9,401,758	$24,607,630

Shares issued in reinvestment of dividends	304,311	549,756	2,655,463	4,852,844

Shares redeemed	(1,708,051)	(3,453,685)	(14,975,603)	(30,508,471)

Net decrease	(329,997)	(117,523)	$(2,918,382)	$(1,047,997)

Class K
Shares sold	1,858,588	3,809,440	$16,241,797	$33,675,833

Shares issued in reinvestment of dividends	472,976	772,775	4,127,395	6,828,315

Shares redeemed	(1,764,808)	(2,747,430)	(15,464,184)	(24,188,928)

Net increase	566,756	1,834,785	$4,905,008	$16,315,220

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Class I
Shares sold	5,451,151	6,022,342	$48,004,525	$53,289,572

Shares issued in reinvestment of dividends	1,040,861	1,942,004	9,099,927	17,176,698

Shares redeemed	(6,250,285)	(10,952,153)	(54,766,879)	(96,992,635)

Net increase (decrease)	241,727	(2,987,807)	$2,337,573	$(26,526,365)

Class Z
Shares sold	13,073,666	14,976,654	$114,579,206	$133,445,095

Shares issued in reinvestment of dividends	1,095,817	1,088,757	9,568,593	9,655,467

Shares redeemed	(3,534,427)	(2,611,083)	(30,942,853)	(23,109,238)

Net increase	10,635,056	13,454,328	$93,204,946	$119,991,324

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations

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NOTES TO FINANCIAL STATEMENTS (continued)

have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.)Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Mortgage-related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to

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NOTES TO FINANCIAL STATEMENTS (continued)

other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund Shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2018.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2018 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$471,405,631	$463,005,853

Total taxable distributions paid	$471,405,631	$463,005,853

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$20,054,391
Accumulated capital and other losses	(121,921,212	)(a)
Unrealized appreciation/(depreciation)	117,457,434	(b)

Total accumulated earnings/(deficit)	$15,590,613	(c)

(a)	As of October 31, 2017, the Fund had a net capital loss carryforward of $116,368,867. As of October 31, 2017, the cumulative deferred loss on straddles was $5,552,345.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), the difference between book and tax amortization methods for premiums, the tax treatment of partnership investments, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2017, the Fund had a net long-term capital loss carryforward of $116,368,867, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount

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NOTES TO FINANCIAL STATEMENTS (continued)

continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.91		$ 8.65		$ 8.50		$ 9.40		$ 9.53		$ 9.38

Income From Investment Operations
Net investment income(a)	.26	(b)	.45	(b)	.48	(b)	.51		.55		.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.34		.27		(.69)		(.03)		.20
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)		.79		.75		(.18)		.52		.80

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.53)		(.60)		(.64)		(.60)		(.65)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.29)		(.53)		(.60)		(.72)		(.65)		(.65)

Net asset value, end of period	$ 8.56		$ 8.91		$ 8.65		$ 8.50		$ 9.40		$ 9.53

Total Return
Total investment return based on net asset value(d)	(0.78)%		9.30%		9.41	%*	(1.98)%		5.62%		8.78	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,614,584		$1,869,052		$2,061,177		$2,059,111		$2,320,748		$2,587,763
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.83	%(g)	.81%		.84%		.90%		.89%		.90%
Expenses, before waivers/reimbursements(e)(f)	.84	%(g)	.82%		.85%		.90%		.89%		.90%
Net investment income	5.99	%(b)(g)	5.15	%(b)	5.75	%(b)	5.77%		5.80%		6.25%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.99		$ 8.72		$ 8.57		$ 9.49		$ 9.62		$ 9.46

Income From Investment Operations
Net investment income(a)	.23	(b)	.38	(b)	.42	(b)	.45		.48		.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.33)		.34		.26		(.71)		(.03)		.21
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.10)		.72		.68		(.26)		.45		.74

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.45)		(.53)		(.58)		(.53)		(.58)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.26)		(.45)		(.53)		(.66)		(.58)		(.58)

Net asset value, end of period	$ 8.63		$ 8.99		$ 8.72		$ 8.57		$ 9.49		$ 9.62

Total Return
Total investment return based on net asset value(d)	(1.15)%		8.49%		8.48	%*	(2.89)%		4.82%		8.06	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,477		$1,817		$2,357		$3,551		$7,526		$13,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.60	%(g)	1.59%		1.63%		1.63%		1.60%		1.61%
Expenses, before waivers/reimbursements(e)(f)	1.60	%(g)	1.60%		1.63%		1.63%		1.60%		1.61%
Net investment income	5.15	%(b)(g)	4.31	%(b)	5.01	%(b)	4.95%		5.05%		5.50%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 9.01		$ 8.75		$ 8.60		$ 9.51		$ 9.64		$ 9.48

Income From Investment Operations
Net investment income(a)	.23	(b)	.39	(b)	.42	(b)	.45		.48		.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.33		.27		(.70)		(.03)		.21
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.09)		.72		.69		(.25)		.45		.74

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.46)		(.54)		(.58)		(.53)		(.58)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.26)		(.46)		(.54)		(.66)		(.58)		(.58)

Net asset value, end of period	$ 8.66		$ 9.01		$ 8.75		$ 8.60		$ 9.51		$ 9.64

Total Return
Total investment return based on net asset value(d)	(1.14)%		8.37%		8.50	%*	(2.74)%		4.82%		8.04	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,000,877		$1,139,390		$1,298,312		$1,283,192		$1,504,398		$1,379,727
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.58	%(g)	1.56%		1.58%		1.60%		1.58%		1.60%
Expenses, before waivers/reimbursements(e)(f)	1.58	%(g)	1.56%		1.58%		1.60%		1.58%		1.60%
Net investment income	5.17	%(b)(g)	4.33	%(b)	4.94	%(b)	5.00%		5.03%		5.48%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55		$ 9.39

Income From Investment Operations
Net investment income(a)	.27	(b)	.48	(b)	.49	(b)	.54		.58		.62
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.33		.28		(.70)		(.03)		.22
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)		.81		.77		(.16)		.55		.84

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.55)		(.62)		(.67)		(.63)		(.68)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.30)		(.55)		(.62)		(.75)		(.68)		(.68)

Net asset value, end of period	$ 8.57		$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55

Total Return
Total investment return based on net asset value(d)	(0.65)%		9.56%		9.69	%*	(1.78)%		5.93%		9.23	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,967,569		$4,351,171		$3,828,042		$2,362,066		$2,473,475		$1,754,585
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.58	%(g)	.56%		.58%		.60%		.58%		.61%
Expenses, before waivers/reimbursements(e)(f)	.58	%(g)	.57%		.58%		.60%		.58%		.61%
Net investment income	6.24	%(b)(g)	5.38	%(b)	5.87	%(b)	6.05%		6.06%		6.54%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%
See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.90		$ 8.64		$ 8.49		$ 9.40		$ 9.53		$ 9.38

Income From Investment Operations
Net investment income(a)	.24	(b)	.42	(b)	.45	(b)	.48		.52		.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.33		.27		(.70)		(.03)		.21
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.08)		.75		.72		(.22)		.49		.77

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.49)		(.57)		(.61)		(.57)		(.62)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.27)		(.49)		(.57)		(.69)		(.62)		(.62)

Net asset value, end of period	$ 8.55		$ 8.90		$ 8.64		$ 8.49		$ 9.40		$ 9.53

Total Return
Total investment return based on net asset value(d)	(0.98)%		8.88	%^	9.01	%*	(2.44)%		5.27%		8.42	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,328		$87,602		$86,059		$76,876		$77,706		$65,429
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.25	%(g)	1.20%		1.22%		1.27%		1.23%		1.25%
Expenses, before waivers/reimbursements(e)(f)	1.25	%(g)	1.21%		1.22%		1.27%		1.23%		1.25%
Net investment income	5.59	%(b)(g)	4.77	%(b)	5.39	%(b)	5.41%		5.46%		5.92%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.91		$ 8.65		$ 8.50		$ 9.41		$ 9.54		$ 9.38

Income From Investment Operations
Net investment income(a)	.26	(b)	.45	(b)	.48	(b)	.51		.55		.60
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.33		.27		(.70)		(.03)		.22
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)		.78		.75		(.19)		.52		.82

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.52)		(.60)		(.64)		(.60)		(.66)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.29)		(.52)		(.60)		(.72)		(.65)		(.66)

Net asset value, end of period	$ 8.56		$ 8.91		$ 8.65		$ 8.50		$ 9.41		$ 9.54

Total Return
Total investment return based on net asset value(d)	(0.83)%		9.22%		9.41	%*	(2.12)%		5.63%		8.93	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,270		$126,399		$106,841		$95,294		$83,634		$52,132
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.94	%(g)	.89%		.85%		.94%		.88%		.89%
Expenses, before waivers/reimbursements(e)(f)	.94	%(g)	.89%		.85%		.94%		.88%		.89%
Net investment income	5.92	%(b)(g)	5.08	%(b)	5.75	%(b)	5.74%		5.79%		6.28%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55		$ 9.39

Income From Investment Operations
Net investment income(a)	.27	(b)	.48	(b)	.50	(b)	.54		.58		.63
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.33		.28		(.70)		(.03)		.22
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)		.81		.78		(.16)		.55		.85

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.55)		(.63)		(.67)		(.63)		(.69)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.30)		(.55)		(.63)		(.75)		(.68)		(.69)

Net asset value, end of period	$ 8.57		$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55

Total Return
Total investment return based on net asset value(d)	(0.53)%		9.60%		9.74	%*	(1.74)%		5.97%		9.30	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268,072		$276,909		$294,693		$277,654		$114,598		$104,128
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.56	%(g)	.52%		.53%		.54%		.54%		.53%
Expenses, before waivers/reimbursements(e)(f)	.56	%(g)	.53%		.53%		.54%		.54%		.53%
Net investment income	6.28	%(b)(g)	5.43	%(b)	6.06	%(b)	6.11%		6.08%		6.61%
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,								October 15, 2013(h) to October 31, 2013
			2017		2016		2015		2014

Net asset value, beginning of period	$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55		$ 9.43

Income From Investment Operations
Net investment income (loss)(a)	.28	(b)	.49	(b)	.50	(b)	.55		.58		(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.32)		.32		.28		(.71)		(.03)		.17
Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–
Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		.81		.78		(.16)		.55		.15

Less: Dividends and Distributions
Dividends from net investment income	(.31)		(.55)		(.63)		(.67)		(.63)		(.03)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.08)		(.05)		– 0	–

Total dividends and distributions	(.31)		(.55)		(.63)		(.75)		(.68)		(.03)

Net asset value, end of period	$ 8.57		$ 8.92		$ 8.66		$ 8.51		$ 9.42		$ 9.55

Total Return
Total investment return based on net asset value(d)	(0.50)%		9.62%		9.76	%*	(1.72)%		6.00%		1.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$318,057		$236,247		$112,852		$77,916		$47,059		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	.51	%(g)	.50%		.51%		.53%		.52%		.56	%(g)
Expenses, before waivers/reimbursements(e)(f)	.52	%(g)	.50%		.51%		.53%		.52%		.56	%(g)
Net investment income (loss)	6.40	%(b)(g)	5.47	%(b)	6.07	%(b)	6.15%		6.13%		(3.74	)%(g)
Portfolio turnover rate	20%		51%		45%		53%		38%		38%

See footnote summary on pages 148-149.

abfunds.com	AB HIGH INCOME FUND | 147

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended, such waiver amounted to 0.00% annualized for the Fund.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2018(g) (unaudited)	Year Ended October 31,
		2017	2016	2015	2014	2013

Class A
Net of waivers/reimbursements	.81%	.81%	.84%	.88%	.88%	.90%
Before waivers/reimbursements	.82%	.82%	.85%	.88%	.88%	.90%
Class B
Net of waivers/reimbursements	1.59%	1.59%	1.63%	1.61%	1.60%	1.61%
Before waivers/reimbursements	1.59%	1.60%	1.63%	1.61%	1.60%	1.61%
Class C
Net of waivers/reimbursements	1.56%	1.56%	1.58%	1.58%	1.58%	1.60%
Before waivers/reimbursements	1.56%	1.56%	1.58%	1.58%	1.58%	1.60%
Advisor Class
Net of waivers/reimbursements	.57%	.56%	.58%	.58%	.58%	.60%
Before waivers/reimbursements	.57%	.57%	.58%	.58%	.58%	.60%
Class R
Net of waivers/reimbursements	1.24%	1.20%	1.22%	1.25%	1.23%	1.25%
Before waivers/reimbursements	1.24%	1.21%	1.22%	1.25%	1.23%	1.25%
Class K
Net of waivers/reimbursements	.93%	.89%	.85%	.92%	.88%	.89%
Before waivers/reimbursements	.93%	.89%	.85%	.92%	.88%	.89%
Class I
Net of waivers/reimbursements	.55%	.52%	.53%	.52%	.54%	.53%
Before waivers/reimbursements	.55%	.53%	.53%	.52%	.54%	.53%

	Six Months Ended April 30, 2018 (unaudited)(g)	Year Ended October 31,				October 15, 2013(h) to October 31, 2013(g)
		2017	2016	2015	2014

Class Z
Net of waivers/reimbursements	.49%	.50%	.51%	.51%	.51%	.56%
Before waivers/reimbursements	.50%	.50%	.51%	.51%	.51%	.56%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(g)	Annualized.

(h)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended October 31, 2016 by 0.01%.

†	Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended October 31, 2013 by 0.01%.

^	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 149

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Carol C. McMullen(1) Earl D. Weiner(1)

OFFICERS

Paul J. DeNoon(2), Vice President Gershon M. Distenfeld(2), Vice President Douglas J. Peebles(2), Vice President Matthew S. Sheridan(2) , Vice President	Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Team and Global Credit Investment Team. Messrs. DeNoon, Distenfeld, Peebles and Sheridan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

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Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with

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large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which

154 | AB HIGH INCOME FUND	abfunds.com

directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

156 | AB HIGH INCOME FUND	abfunds.com

NOTES

abfunds.com	AB HIGH INCOME FUND | 157

NOTES

158 | AB HIGH INCOME FUND	abfunds.com

NOTES

abfunds.com	AB HIGH INCOME FUND | 159

NOTES

160 | AB HIGH INCOME FUND	abfunds.com

AB HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

HI-0152-0418

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 26, 2018